GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 23.3%
Automobiles & Components – 0.4%
100	Aisin Seiki Co. Ltd.	$ 3,162
11,100	BorgWarner, Inc.	407,148
1,200	Bridgestone Corp.	46,699
3,400	Cie Generale des Etablissements Michelin SCA	378,566
1,500	Continental AG	192,460
6,000	Daimler AG (Registered)	298,341
200	Denso Corp.	8,838
7,000	Faurecia SE	331,842
2,100	Ferrari NV	324,058
12,900	Fiat Chrysler Automobiles NV	167,156
58,200	Ford Motor Co.	533,112
124,202	General Motors Co.	4,655,091
9,000	Harley-Davidson, Inc.	323,730
1,600	Hella GmbH & Co. KGaA	71,520
5,500	Honda Motor Co. Ltd.	144,014
5,300	Isuzu Motors Ltd.	58,710
400	Koito Manufacturing Co. Ltd.	19,690
13,700	Lear Corp.	1,615,230
4,700	Mazda Motor Corp.	42,128
2,800	Mitsubishi Motors Corp.	12,216
100	NHK Spring Co. Ltd.	767
100	Nifco, Inc.	2,403
1,500	Nissan Motor Co. Ltd.	9,365
100	NOK Corp.	1,491
16,500	Peugeot SA	411,819
44,900	Pirelli & C SpA	265,893
2,700	Renault SA	154,961
1,000	Stanley Electric Co. Ltd.	26,636
3,000	Sumitomo Rubber Industries Ltd.	35,724
900	Suzuki Motor Corp.	38,339
13,200	TI Fluid Systems plc	31,324
3,400	Tokai Rika Co. Ltd.	57,832
1,300	Toyoda Gosei Co. Ltd.	26,171
900	Toyota Industries Corp.	51,965
2,600	Toyota Motor Corp.	174,617
600	TS Tech Co. Ltd.	18,352
9,400	Valeo SA	304,626
100	Yamaha Motor Co. Ltd.	1,823
1,500	Yokohama Rubber Co. Ltd. (The)	30,145

		11,277,964

Banks – 1.3%
2,800	77 Bank Ltd. (The)	41,739
100	Aozora Bank Ltd.	2,506
100,400	Banco Bilbao Vizcaya Argentaria SA	522,631
474,300	Banco de Sabadell SA	459,844
94,600	Banco Santander SA	384,910
225,689	Bank of America Corp.	6,583,348
400	Bank of Georgia Group plc	6,590
70,800	Bank of Ireland Group plc	280,539
2,500	Bankinter SA	15,776
174,700	Barclays plc	321,885
9,000	BNP Paribas SA	437,552
43,398	CIT Group, Inc.	1,966,363
22,500	Citigroup, Inc.	1,554,300
87,962	Citizens Financial Group, Inc.	3,111,216
9,200	Comerica, Inc.	607,108
34,500	Commerzbank AG	199,717
37,500	Credit Agricole SA	453,892
25,100	Cullen/Frost Bankers, Inc.	2,222,605

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
100	Daishi Hokuetsu Financial Group, Inc.	$ 2,532
800	Erste Group Bank AG*	26,440
14,800	Fifth Third Bancorp	405,224
4,100	FinecoBank Banca Fineco SpA	43,378
900	Fukuoka Financial Group, Inc.	17,081
5,900	Hiroshima Bank Ltd. (The)	29,334
5,800	Hokuhoku Financial Group, Inc.	56,386
95,200	HSBC Holdings plc	729,447
17,400	Huntington Bancshares, Inc.	248,298
32,500	ING Groep NV	339,519
83,700	JPMorgan Chase & Co.	9,850,653
800	KBC Group NV	51,961
20,200	KeyCorp	360,368
5,400	LendingTree, Inc.*	1,676,322
538,200	Lloyds Banking Group plc	356,784
200	M&T Bank Corp.	31,594
16,100	Mebuki Financial Group, Inc.	39,814
3,700	Mediobanca Banca di Credito Finanziario SpA	40,388
29,800	Mitsubishi UFJ Financial Group, Inc.	151,767
8,000	Nishi-Nippon Financial Holdings, Inc.	56,396
23,000	North Pacific Bank Ltd.	49,023
2,000	OneSavings Bank plc	9,084
7,400	Paragon Banking Group plc	43,882
1,900	Raiffeisen Bank International AG	44,064
32,700	Regions Financial Corp.	517,314
7,600	Resona Holdings, Inc.	32,704
84,300	Royal Bank of Scotland Group plc	214,871
5,500	San-In Godo Bank Ltd. (The)	33,568
1,900	Shinsei Bank Ltd.	27,782
20,700	Societe Generale SA	567,017
9,400	Standard Chartered plc	78,903
800	Sumitomo Mitsui Trust Holdings, Inc.	28,970
400	SVB Financial Group*	83,580
49,900	Synovus Financial Corp.	1,784,424
300	TBC Bank Group plc	4,559
42,100	UniCredit SpA	496,233
112,000	Unione di Banche Italiane SpA	314,250
33,930	Wells Fargo & Co.	1,711,429
900	Yamaguchi Financial Group, Inc.	6,216

		39,734,080

Capital Goods – 1.5%
11,789	3M Co.	1,938,112
2,500	Aalberts NV	99,002
5,888	ACS Actividades de Construccion y Servicios SA	235,261
3,600	Airbus SE	467,383
5,477	Allegion plc	567,691
500	Amada Holdings Co. Ltd.	5,418
2,000	AMETEK, Inc.	183,640
2,200	ANDRITZ AG	89,903
1,900	Arconic, Inc.	49,400
11,254	Boeing Co. (The)	4,281,809
800	Boskalis Westminster	16,677
2,700	Brenntag AG	130,582
2,300	Bunzl plc	60,121

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
5,200	Caterpillar, Inc.	$ 656,812
7,900	Cie de Saint-Gobain	309,622
6,600	Cobham plc*	12,720
400	COMSYS Holdings Corp.	11,372
5,000	Cummins, Inc.	813,350
600	Daifuku Co. Ltd.	31,216
400	Daikin Industries Ltd.	52,756
100	Dassault Aviation SA	141,476
1,000	DCC plc	87,214
1,200	Deere & Co.	202,416
900	Diploma plc	18,403
1,700	DMG Mori Co. Ltd.	24,297
2,000	Dover Corp.	199,120
7,000	Eaton Corp. plc	582,050
2,200	Eiffage SA	228,063
4,700	Emerson Electric Co.	314,242
100	FANUC Corp.	18,902
11,100	Ferrovial SA	320,715
2,800	Flowserve Corp.	130,788
3,600	Fortive Corp.	246,816
6,800	Fortune Brands Home & Security, Inc.	371,960
1,100	Fuji Electric Co. Ltd.	33,917
600	Furukawa Electric Co. Ltd.	14,582
1,700	GEA Group AG	45,862
200	Glory Ltd.	5,621
500	GS Yuasa Corp.	8,684
1,200	Hanwa Co. Ltd.	32,947
41,435	HD Supply Holdings, Inc.*	1,623,216
900	HOCHTIEF AG	102,564
22,200	Honeywell International, Inc.	3,756,240
3,000	Howden Joinery Group plc	20,647
200	IDEX Corp.	32,776
800	Illinois Tool Works, Inc.	125,192
1,800	IMCD NV	133,021
2,300	IMI plc	27,149
4,600	Ingersoll-Rand plc	566,766
8,000	ITOCHU Corp.	165,709
3,100	John Laing Group plc	14,016
44,200	Johnson Controls International plc	1,939,938
1,600	JTEKT Corp.	18,479
2,800	Kawasaki Heavy Industries Ltd.	62,431
500	Keihan Holdings Co. Ltd.	22,279
1,300	Kinden Corp.	19,332
300	Kingspan Group plc	14,649
3,300	KION Group AG	173,544
100	Knorr-Bremse AG	9,400
1,700	Konecranes OYJ	54,483
1,500	Kubota Corp.	22,813
1,800	Kyowa Exeo Corp.	43,869
1,100	Kyudenko Corp.	36,876
400	Legrand SA	28,535
2,000	LIXIL Group Corp.	35,334
1,800	Maeda Road Construction Co. Ltd.	39,333
11,500	Marubeni Corp.	76,693
8,300	Masco Corp.	345,944
3,700	Meggitt plc	28,864
24,600	Melrose Industries plc	60,946
3,200	Metso OYJ	119,415
2,000	MINEBEA MITSUMI, Inc.	31,927
200	MISUMI Group, Inc.	4,738
4,500	Mitsubishi Corp.	110,803

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
3,100	Mitsubishi Heavy Industries Ltd.	$ 121,856
3,500	Mitsui & Co. Ltd.	57,492
4,300	Mitsui E&S Holdings Co. Ltd.	37,983
100	Miura Co. Ltd.	2,805
300	MonotaRO Co. Ltd.	7,913
1,000	Morgan Advanced Materials plc	3,202
200	Nabtesco Corp.	6,261
200	Nachi-Fujikoshi Corp.	9,048
1,700	Nagase & Co. Ltd.	23,878
100	Nidec Corp.	13,542
1,300	NSK Ltd.	11,018
1,900	NTN Corp.	5,490
1,200	Obayashi Corp.	12,001
24,600	Owens Corning	1,554,720
2,592	Parker-Hannifin Corp.	468,141
4,200	Pentair plc	158,760
6,268	Polypipe Group plc	31,259
1,600	Prysmian SpA	34,356
172,213	Quanta Services, Inc.	6,509,651
7,900	Rexel SA	84,496
500	Rheinmetall AG	63,246
9,400	Rolls-Royce Holdings plc*	91,338
455,400	Rolls-Royce Holdings plc (Preference) Class C*,(a)	560
1,100	Roper Technologies, Inc.	392,260
2,200	Rotork plc	8,415
2,200	Safran SA	346,391
100	Sanwa Holdings Corp.	1,124
4,700	Schneider Electric SE	410,978
4,200	SIG plc	6,491
5,000	Signify NV	137,413
100	SMC Corp.	42,983
2,200	Snap-on, Inc.	344,388
10,600	Sojitz Corp.	32,975
700	Spirax-Sarco Engineering plc	67,441
35,351	Spirit AeroSystems Holdings, Inc. Class A	2,907,266
2,500	Stanley Black & Decker, Inc.	361,025
5,800	Sumitomo Corp.	90,802
1,500	Sumitomo Heavy Industries Ltd.	44,697
200	Thales SA	22,990
300	THK Co. Ltd.	7,948
1,900	Toyota Tsusho Corp.	61,670
5,100	TransDigm Group, Inc.	2,655,417
5,600	Travis Perkins plc	88,828
400	Ultra Electronics Holdings plc	9,934
4,560	United Rentals, Inc.*	568,358
21,800	United Technologies Corp.	2,976,136
7,000	Valmet OYJ	135,795
12,400	Valmont Industries, Inc.	1,716,656
3,700	Vesuvius plc	20,718
6,900	Vinci SA	743,262
6,200	Wabtec Corp.	445,532
900	WW Grainger, Inc.	267,435

		47,133,187

Commercial & Professional Services – 0.5%
5,500	Aggreko plc	56,184
2,300	Bureau Veritas SA	55,360
7,000	Cintas Corp.	1,876,700
7,635	Copart, Inc.*	613,320
1,600	Dai Nippon Printing Co. Ltd.	41,506

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
600	Duskin Co. Ltd.	$ 15,516
4,448	Edenred	213,370
3,100	Elis SA	54,789
5,600	Experian plc	179,083
6,900	G4S plc	16,070
9,900	Hays plc	18,353
2,400	HomeServe plc	34,998
50,700	IAA, Inc.*	2,115,711
5,000	IHS Markit Ltd.*	334,400
200	Intertek Group plc	13,462
21,400	IWG plc	107,521
75,800	KAR Auction Services, Inc.	1,860,890
2,500	Kokuyo Co. Ltd.	35,052
400	Meitec Corp.	19,656
22,100	Nielsen Holdings plc	469,625
100	Park24 Co. Ltd.	2,323
100	PayPoint plc	1,121
1,200	Persol Holdings Co. Ltd.	22,808
200	Pilot Corp.	7,449
2,900	Randstad NV	142,379
2,400	Recruit Holdings Co. Ltd.	73,328
8,300	RELX plc	197,123
13,600	Rentokil Initial plc	78,192
6,800	Republic Services, Inc.	588,540
6,225	Robert Half International, Inc.	346,484
38,900	Serco Group plc*	71,362
100	Societe BIC SA	6,714
10,900	SPIE SA	218,111
57,539	Stericycle, Inc.*	2,930,461
2,300	Toppan Printing Co. Ltd.	40,847
5,284	Verisk Analytics, Inc.	835,612
8,100	Waste Management, Inc.	931,500
3,300	Wolters Kluwer NV	240,785

		14,866,705

Consumer Durables & Apparel – 0.3%
1,600	adidas AG	498,151
600	Asics Corp.	10,290
1,000	Bandai Namco Holdings, Inc.	62,358
15,100	Barratt Developments plc	120,206
800	Bellway plc	32,888
1,100	Berkeley Group Holdings plc	56,479
500	Burberry Group plc	13,356
11,000	Capri Holdings Ltd.*	364,760
300	Casio Computer Co. Ltd.	4,669
2,500	Coats Group plc	2,285
5,500	Countryside Properties plc	22,704
2,200	Crest Nicholson Holdings plc	10,270
1,800	EssilorLuxottica SA	259,523
600	Fujitsu General Ltd.	10,038
600	Games Workshop Group plc	34,755
1,400	Garmin Ltd.	118,566
17,162	Hanesbrands, Inc.	262,922
900	Hasbro, Inc.	106,821
300	Hermes International	207,204
1,100	HUGO BOSS AG	58,893
100	Kering SA	50,958
4,800	Leggett & Platt, Inc.	196,512
7,167	Lennar Corp. Class A	400,277
10,600	Lululemon Athletica, Inc.*	2,040,818
1,500	LVMH Moet Hennessy Louis Vuitton SE	595,140
4,700	McCarthy & Stone plc	8,385
2,700	Mohawk Industries, Inc.*	334,989

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
17,878	Newell Brands, Inc.	$ 334,676
1,100	Panasonic Corp.	8,965
10,130	PulteGroup, Inc.	370,251
2,200	Puma SE	170,250
5,100	PVH Corp.	449,973
2,700	Ralph Lauren Corp.	257,769
3,642	Redrow plc	27,659
200	Rinnai Corp.	13,476
10,500	Roku, Inc.*	1,068,480
100	Sangetsu Corp.	1,889
1,000	SEB SA	151,772
1,500	Sekisui Chemical Co. Ltd.	23,343
2,300	Sekisui House Ltd.	45,384
3,100	Sony Corp.	183,235
12,900	Tapestry, Inc.	336,045
9,200	Taylor Wimpey plc	18,261
200	Ted Baker plc	2,383
16,770	Under Armour, Inc. Class A*	334,394
18,461	Under Armour, Inc. Class C*	334,698
200	Wacoal Holdings Corp.	5,164
600	Whirlpool Corp.	95,016
100	Yamaha Corp.	4,508

		10,121,808

Consumer Services – 0.5%
800	Accor SA	33,347
1,100	Benesse Holdings, Inc.	28,655
600	Chipotle Mexican Grill, Inc.*	504,282
100	Colowide Co. Ltd.	1,854
12,800	Compass Group plc	329,379
1,901	Darden Restaurants, Inc.	224,736
400	Domino’s Pizza Group plc	1,253
8,200	EI Group plc*	28,352
125,000	Extended Stay America, Inc.	1,830,000
1,500	Flutter Entertainment plc	140,262
63,100	frontdoor, Inc.*	3,064,767
7,500	Greene King plc	78,068
3,800	Greggs plc	97,694
5,100	GVC Holdings plc	46,586
8,598	H&R Block, Inc.	203,085
3,700	Hilton Worldwide Holdings, Inc.	344,507
1,000	InterContinental Hotels Group plc	62,405
1,000	J D Wetherspoon plc	19,058
31,100	Marston’s plc	47,225
5,800	McDonald’s Corp.	1,245,318
2,200	Merlin Entertainments plc	12,241
7,800	MGM Resorts International	216,216
6,200	Mitchells & Butlers plc*	29,197
6,400	Norwegian Cruise Line Holdings Ltd.*	331,328
500	Oriental Land Co. Ltd.	76,208
3,300	Playtech plc	17,291
100	PPHE Hotel Group Ltd.	2,213
200	Rank Group plc	466
100	Resorttrust, Inc.	1,623
30,174	Service Corp. International	1,442,619
2,800	Skylark Holdings Co. Ltd.	50,978
1,600	Sodexo SA	179,624
2,142	SSP Group plc	16,311
40,500	Starbucks Corp.	3,581,010
1,000	Whitbread plc	52,779
400	Wynn Resorts Ltd.	43,488

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
1,200	Yoshinoya Holdings Co. Ltd.	$ 27,194
8,400	Yum! Brands, Inc.	952,812

		15,364,431

Diversified Financials – 0.8%
9,500	3i Group plc	135,967
200	Acom Co. Ltd.	788
100	AEON Financial Service Co. Ltd.	1,512
500	AJ Bell plc	2,542
70,344	Ally Financial, Inc.	2,332,607
7,900	American Express Co.	934,412
2,200	Ameriprise Financial, Inc.	323,620
200	Amigo Holdings plc	167
13,500	Ashmore Group plc	83,991
8,800	Bank of New York Mellon Corp. (The)	397,848
18,833	Berkshire Hathaway, Inc. Class B*	3,917,641
400	Brewin Dolphin Holdings plc	1,564
31,300	Capital One Financial Corp.	2,847,674
1,800	Charles Schwab Corp. (The)	75,294
300	Close Brothers Group plc	5,194
2,900	CME Group, Inc.	612,886
3,148	Credit Acceptance Corp.*	1,452,204
4,000	Credit Saison Co. Ltd.	53,938
1,700	Deutsche Boerse AG	265,130
900	Discover Financial Services	72,981
700	E*TRADE Financial Corp.	30,583
700	Euronext NV	57,317
2,800	Franklin Resources, Inc.	80,808
100	GRENKE AG	8,238
1,000	Hargreaves Lansdown plc	25,532
800	IG Group Holdings plc	5,927
600	IntegraFin Holdings plc	2,921
56,036	Interactive Brokers Group, Inc. Class A	3,013,616
5,500	Intercontinental Exchange, Inc.	507,485
5,700	Intermediate Capital Group plc	101,925
22,165	Invesco Ltd.	375,475
26,700	Investec plc	137,355
600	Jafco Co. Ltd.	22,815
300	Japan Exchange Group, Inc.	4,741
1,700	Jupiter Fund Management plc	7,431
3,700	Man Group plc	7,944
2,400	MarketAxess Holdings, Inc.	786,000
4,000	Mitsubishi UFJ Lease & Finance Co. Ltd.	23,201
13,185	Moody’s Corp.	2,700,684
24,300	Morgan Stanley	1,036,881
3,100	MSCI, Inc.	675,025
25,600	Natixis SA	106,065
3,200	ORIX Corp.	47,869
300	Plus500 Ltd.	2,815
3,600	Raymond James Financial, Inc.	296,856
1,500	S&P Global, Inc.	367,470
4,700	Sanne Group plc	31,379
300	SBI Holdings, Inc.	6,455
300	Schroders plc	11,340
1,400	St James’s Place plc	16,839
50,412	Standard Life Aberdeen plc	177,053
13,800	State Street Corp.	816,822
24,926	Synchrony Financial	849,727

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
800	T. Rowe Price Group, Inc.	$ 91,400

		25,951,954

Energy – 0.7%
3,700	Apache Corp.	94,720
900	Cabot Oil & Gas Corp.	15,813
32,030	Cheniere Energy, Inc.*	2,019,812
13,400	Chevron Corp.	1,589,240
2,200	Cimarex Energy Co.	105,468
20,400	ConocoPhillips	1,162,392
62,300	Devon Energy Corp.	1,498,938
4,032	Energean Oil & Gas plc*	46,452
21,400	Eni SpA	327,094
571	EOG Resources, Inc.	42,380
32,400	HollyFrontier Corp.	1,737,936
76,000	John Wood Group plc	354,321
16,000	JXTG Holdings, Inc.	73,135
25,400	Marathon Petroleum Corp.	1,543,050
2,900	Neste OYJ	95,945
1,300	OMV AG	69,678
23,000	ONEOK, Inc.	1,694,870
3,500	Petrofac Ltd.	17,185
2,100	Phillips 66	215,040
500	Pioneer Natural Resources Co.	62,885
378,519	Premier Oil plc*(b)	361,825
622,901	Range Resources Corp.(b)	2,379,482
15,414	Repsol SA	240,396
37,800	Royal Dutch Shell plc Class A	1,108,597
25,100	Saipem SpA*	113,441
6,800	SBM Offshore NV	112,768
51,500	Targa Resources Corp.	2,068,755
18,100	TOTAL SA	942,408
102,447	Williams Cos., Inc. (The)	2,464,875

		22,558,901

Food & Staples Retailing – 0.4%
500	Ain Holdings, Inc.	29,152
25,577	Carrefour SA	447,400
1,400	Casino Guichard Perrachon SA(b)	66,820
700	Colruyt SA	38,348
6,400	Costco Wholesale Corp.	1,843,904
42,600	J Sainsbury plc	114,952
13,200	Jeronimo Martins SGPS SA	222,600
22,700	Koninklijke Ahold Delhaize NV	567,674
31,800	Kroger Co. (The)	819,804
400	Lawson, Inc.	20,482
32,900	METRO AG	519,043
2,900	Seven & i Holdings Co. Ltd.	111,143
700	Sundrug Co. Ltd.	22,087
7,000	Sysco Corp.	555,800
205,200	Tesco plc	606,668
300	Tsuruha Holdings, Inc.	32,761
78,064	US Foods Holding Corp.*	3,208,430
100	Valor Holdings Co. Ltd.	1,688
15,500	Walgreens Boots Alliance, Inc.	857,305
19,600	Walmart, Inc.	2,326,128
300	Welcia Holdings Co. Ltd.	15,162
161,100	Wm Morrison Supermarkets plc	396,665

		12,824,016

Food, Beverage & Tobacco – 0.5%
700	AG Barr plc	4,983

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
2,100	Ajinomoto Co., Inc.	$ 39,748
7,600	Archer-Daniels-Midland Co.	312,132
1,700	Asahi Group Holdings Ltd.	84,427
1,700	Associated British Foods plc	48,125
100	Bakkavor Group plc	138
16,000	British American Tobacco plc	590,884
1,600	Britvic plc	19,331
11,000	Campbell Soup Co.	516,120
21,400	Coca-Cola Co. (The)	1,165,016
2,100	Coca-Cola HBC AG*	68,587
18,012	Conagra Brands, Inc.	552,608
1,400	Constellation Brands, Inc. Class A	290,192
1	Cranswick plc	36
4,600	Danone SA	405,176
10,100	Diageo plc	412,588
40,555	General Mills, Inc.	2,235,392
8,300	Glanbia plc	103,131
4,000	Greencore Group plc	11,089
500	Heineken Holding NV	49,745
3,000	Heineken NV	324,036
5,900	Hershey Co. (The)	914,441
4,670	Hormel Foods Corp.	204,219
400	House Foods Group, Inc.	15,018
100	Ito En Ltd.	4,729
5,200	JM Smucker Co. (The)	572,104
1,700	Kirin Holdings Co. Ltd.	36,176
16,200	Kraft Heinz Co. (The)	452,547
800	Lamb Weston Holdings, Inc.	58,176
5,145	McCormick & Co., Inc. (Non-Voting)	804,164
600	Megmilk Snow Brand Co. Ltd.	14,496
100	MEIJI Holdings Co. Ltd.	7,315
13,232	Molson Coors Brewing Co. Class B	760,840
24,314	Mondelez International, Inc. Class A	1,345,051
3,100	Monster Beverage Corp.*	179,986
300	Morinaga & Co. Ltd.	14,603
600	Morinaga Milk Industry Co. Ltd.	22,934
700	NH Foods Ltd.	28,184
900	Nichirei Corp.	20,564
6,200	Nippon Suisan Kaisha Ltd.	35,139
2,200	Nisshin Seifun Group, Inc.	40,795
5,300	PepsiCo, Inc.	726,630
1,200	Pernod Ricard SA	213,577
900	Philip Morris International, Inc.	68,337
1,600	Sapporo Holdings Ltd.	40,015
500	Suntory Beverage & Food Ltd.	21,406
12,100	Tate & Lyle plc	109,470
600	Toyo Suisan Kaisha Ltd.	24,094
12,100	Tyson Foods, Inc. Class A	1,042,294
100	Yakult Honsha Co. Ltd.	5,614
600	Yamazaki Baking Co. Ltd.	10,732

		15,027,134

Health Care Equipment & Services – 1.5%
60,800	Abbott Laboratories	5,087,136
52,200	Acadia Healthcare Co., Inc.*	1,622,376
2,600	Alfresa Holdings Corp.	58,256
8,053	AmerisourceBergen Corp.	663,003
15,007	Anthem, Inc.	3,603,181
1,900	Asahi Intecc Co. Ltd.	50,129

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
6,000	Baxter International, Inc.	$ 524,820
21,200	Cardinal Health, Inc.	1,000,428
300	Carl Zeiss Meditec AG	34,193
49,900	Centene Corp.*	2,158,674
2,200	Cerner Corp.	149,974
15,400	Cigna Corp.	2,337,566
121,800	ConvaTec Group plc	262,322
2,400	Cooper Cos., Inc. (The)	712,800
44,900	CVS Health Corp.	2,831,843
34,121	Danaher Corp.	4,928,096
14,600	DaVita, Inc.*	833,222
6,300	Dentsply Sirona, Inc.	335,853
1,700	Edwards Lifesciences Corp.*	373,847
9,300	Fresenius Medical Care AG & Co. KGaA	624,963
10,400	Fresenius SE & Co. KGaA	486,519
18,500	HCA Healthcare, Inc.	2,227,770
12,600	Henry Schein, Inc.*	800,100
10,800	Hologic, Inc.*	545,292
1,100	Hoya Corp.	90,093
3,087	Laboratory Corp. of America Holdings*	518,616
300	M3, Inc.	7,260
6,100	McKesson Corp.	833,626
35,572	Mediclinic International plc	144,780
3,700	Medipal Holdings Corp.	82,592
37,300	Medtronic plc	4,051,526
900	Olympus Corp.	12,193
4,700	Quest Diagnostics, Inc.	503,041
4,800	ResMed, Inc.	648,528
4,900	Smith & Nephew plc	118,001
1,700	Suzuken Co. Ltd.	91,510
1,300	Teleflex, Inc.	441,675
1,100	Terumo Corp.	35,594
1,400	Toho Holdings Co. Ltd.	32,528
19,100	UnitedHealth Group, Inc.	4,150,812
3,900	Universal Health Services, Inc. Class B	580,125
13,900	Zimmer Biomet Holdings, Inc.	1,908,053

		46,502,916

Household & Personal Products – 0.2%
700	Beiersdorf AG	82,533
8,000	Church & Dwight Co., Inc.	601,920
31,101	Coty, Inc. Class A	326,872
2,700	Estee Lauder Cos., Inc. (The) Class A	537,165
200	Kao Corp.	14,835
2,200	Kimberly-Clark Corp.	312,510
1,900	L’Oreal SA	531,371
100	Pola Orbis Holdings, Inc.	2,254
14,700	Procter & Gamble Co. (The)	1,828,386
400	PZ Cussons plc	997
300	Rohto Pharmaceutical Co. Ltd.	8,235
500	Shiseido Co. Ltd.	40,130
4,700	Unilever plc	282,479

		4,569,687

Insurance – 0.6%
3,200	Admiral Group plc	83,214
56,500	Aegon NV	234,652
3,700	Ageas	205,110
3,300	Allianz SE (Registered)	768,148

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
5,100	Allstate Corp. (The)	$ 554,268
5,512	Aon plc	1,066,958
8,900	Arthur J Gallagher & Co.	797,173
400	ASR Nederland NV	14,760
19,000	Assicurazioni Generali SpA	368,214
62,000	Aviva plc	304,370
15,800	AXA SA	403,434
55,755	Brighthouse Financial, Inc.*	2,256,405
7,800	Cincinnati Financial Corp.	910,026
12,200	CNP Assurances	235,760
6,000	Dai-ichi Life Holdings, Inc.	91,217
11,800	Direct Line Insurance Group plc	43,536
1,100	Hannover Rueck SE	185,910
3,000	Hartford Financial Services Group, Inc. (The)	181,830
1,000	Hiscox Ltd.	20,407
7,300	Japan Post Holdings Co. Ltd.	67,361
3,700	Japan Post Insurance Co. Ltd.	56,007
2,200	Lancashire Holdings Ltd.	20,024
34,600	Legal & General Group plc	105,610
16,800	Lincoln National Corp.	1,013,376
38,800	Mapfre SA	104,498
5,900	Marsh & McLennan Cos., Inc.	590,295
24,100	MetLife, Inc.	1,136,556
1,500	MS&AD Insurance Group Holdings, Inc.	48,756
1,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	413,277
5,939	NN Group NV	210,470
12,300	Phoenix Group Holdings plc	104,546
15,700	Poste Italiane SpA	178,463
11,200	Principal Financial Group, Inc.	639,968
7,500	Progressive Corp. (The)	579,375
12,100	Prudential Financial, Inc.	1,088,395
2,700	Prudential plc	48,927
300	Sabre Insurance Group plc	1,088
1,200	Sampo OYJ Class A	47,679
4,200	SCOR SE	173,407
100	Sompo Holdings, Inc.	4,200
2,400	Sony Financial Holdings, Inc.	52,258
1,800	T&D Holdings, Inc.	19,234
1,600	Tokio Marine Holdings, Inc.	85,836
1,000	Travelers Cos., Inc. (The)	148,690
29,100	Unum Group	864,852
4,200	Willis Towers Watson plc	810,474

		17,339,014

Materials – 0.9%
3,200	Air Liquide SA	455,424
4,100	Air Products & Chemicals, Inc.	909,626
100	Air Water, Inc.	1,798
3,777	Akzo Nobel NV	336,541
17,500	Anglo American plc	402,185
2,400	Antofagasta plc	26,495
19,500	ArcelorMittal	274,333
2,100	Arkema SA	195,776
2,900	Asahi Kasei Corp.	28,768
12,000	Ball Corp.	873,720
22,100	BHP Group plc	472,040
25,400	Celanese Corp.	3,106,166
39,900	Centamin plc	61,768
5,200	CF Industries Holdings, Inc.	255,840

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
98,600	Chemours Co. (The)	$ 1,473,084
6,500	Covestro AG	321,633
8,700	CRH plc	298,593
1,200	Daicel Corp.	10,209
5,000	Dow, Inc.	238,250
600	Dowa Holdings Co. Ltd.	20,603
3,566	DuPont de Nemours, Inc.	254,291
4,585	Eastman Chemical Co.	338,511
5,000	Ecolab, Inc.	990,200
3,100	Evonik Industries AG	76,527
17,500	Evraz plc	100,722
65,300	Ferrexpo plc	129,435
12,200	Freeport-McMoRan, Inc.	116,754
114,600	Glencore plc*	345,353
133,300	Graphic Packaging Holding Co.	1,966,175
4,600	HeidelbergCement AG	332,350
1,400	Hitachi Chemical Co. Ltd.	45,924
500	Hitachi Metals Ltd.	5,430
10,000	Hochschild Mining plc	25,216
8,800	International Paper Co.	368,016
300	JSR Corp.	4,830
6,500	KAZ Minerals plc	34,664
3,000	Koninklijke DSM NV	361,146
100	Kuraray Co. Ltd.	1,235
300	LANXESS AG	18,323
11,847	Linde plc	2,295,001
300	Lintec Corp.	5,972
3,200	LyondellBasell Industries NV Class A	286,304
1,700	Marshalls plc	13,837
11,300	Martin Marietta Materials, Inc.	3,097,330
6,400	Mitsubishi Chemical Holdings Corp.	45,871
1,500	Mitsubishi Gas Chemical Co., Inc.	20,175
2,300	Mitsubishi Materials Corp.	62,350
1,100	Mitsui Chemicals, Inc.	24,782
700	Mitsui Mining & Smelting Co. Ltd.	16,711
5,300	Mosaic Co. (The)	108,650
11,800	Newmont Goldcorp Corp.	447,456
300	Nihon Parkerizing Co. Ltd.	3,274
2,100	Nippon Kayaku Co. Ltd.	25,181
12,300	Nippon Light Metal Holdings Co. Ltd.	22,205
100	Nippon Paint Holdings Co. Ltd.	5,230
100	Nissan Chemical Corp.	4,187
100	Nitto Denko Corp.	4,845
900	NOF Corp.	29,804
6,000	Nucor Corp.	305,460
6,100	Oji Holdings Corp.	28,639
190,374	Owens-Illinois, Inc.	1,955,141
2,200	Packaging Corp. of America	233,420
7,100	Polymetal International plc	99,721
2,600	PPG Industries, Inc.	308,126
2,300	Rengo Co. Ltd.	16,622
500	Rhi Magnesita NV	24,927
4,500	Rio Tinto plc	233,922
3,500	Sealed Air Corp.	145,285
3,500	Sherwin-Williams Co. (The)	1,924,545
1,000	Showa Denko KK	26,389
4,400	Smurfit Kappa Group plc	131,214
2,100	Solvay SA	217,407
15,400	Stora Enso OYJ Class R	185,327

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
220	Sumitomo Bakelite Co. Ltd.	$ 8,668
5,500	Sumitomo Chemical Co. Ltd.	24,831
900	Sumitomo Metal Mining Co. Ltd.	28,108
100	Sumitomo Osaka Cement Co. Ltd.	4,302
1,000	Taiheiyo Cement Corp.	26,871
2,100	Taiyo Nippon Sanso Corp.	42,683
800	Teijin Ltd.	15,442
1,700	Tokai Carbon Co. Ltd.	17,230
900	Tokuyama Corp.	20,759
800	Toyo Seikan Group Holdings Ltd.	12,484
400	Ube Industries Ltd.	8,126
6,800	UPM-Kymmene OYJ	200,795
1,800	voestalpine AG	41,386
100	Vulcan Materials Co.	15,124
10,200	WestRock Co.	371,790
900	Wienerberger AG	21,909
600	Yamato Kogyo Co. Ltd.	14,958
1,500	Zeon Corp.	18,391

		28,527,121

Media & Entertainment – 2.8%
100	4imprint Group plc	3,694
45,212	Activision Blizzard, Inc.	2,392,619
7,536	Alphabet, Inc. Class A*	9,202,511
4,735	Alphabet, Inc. Class C*	5,771,965
12,900	Auto Trader Group plc	80,853
400	Axel Springer SE*	27,467
200	Capcom Co. Ltd.	5,323
2,900	Charter Communications, Inc. Class A*	1,195,148
170,060	Comcast Corp. Class A	7,666,305
200	CyberAgent, Inc.	7,709
33,090	Discovery, Inc. Class A*	881,187
36,400	Discovery, Inc. Class C*	896,168
29,900	Electronic Arts, Inc.*	2,924,818
8,600	Entertainment One Ltd.	59,807
85,981	Facebook, Inc. Class A*	15,311,496
23,800	Fox Corp. Class A	750,533
23,000	Fox Corp. Class B	725,420
5,300	Fuji Media Holdings, Inc.	68,479
2,600	Future plc	39,193
70	GungHo Online Entertainment, Inc.	1,592
1,100	Hakuhodo DY Holdings, Inc.	15,984
4,300	Informa plc	45,034
54,400	Interpublic Group of Cos., Inc. (The)	1,172,864
800	Kakaku.com, Inc.	19,763
7,400	Lagardere SCA	163,664
20,800	Liberty Broadband Corp. Class C*	2,177,136
54,900	Liberty Media Corp.-Liberty SiriusXM Class C*	2,303,604
9,600	Liberty Media Corp-Liberty Formula One Class A*	380,064
100	LINE Corp.*	3,589
69,038	Live Nation Entertainment, Inc.*	4,579,981
5,600	Madison Square Garden Co. (The) Class A*	1,475,712
15,500	Netflix, Inc.*	4,148,110
161,900	News Corp. Class A	2,253,648

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
10,709	News Corp. Class B	$ 153,085
3,200	Nexon Co. Ltd.*	38,881
32,500	Nexstar Media Group, Inc. Class A	3,325,075
200	Nintendo Co. Ltd.	74,499
7,700	Nippon Television Holdings, Inc.	99,108
8,200	Omnicom Group, Inc.	642,060
1,100	Pearson plc	9,975
3,448	Publicis Groupe SA	169,660
48,500	Sinclair Broadcast Group, Inc. Class A	2,072,890
10,300	Take-Two Interactive Software, Inc.*	1,291,002
100	Telenet Group Holding NV	4,719
1,300	Toho Co. Ltd.	57,063
1,400	Tokyo Broadcasting System Holdings, Inc.	22,812
10,495	TripAdvisor, Inc.*	405,947
4,500	TV Asahi Holdings Corp.	71,039
62,745	Walt Disney Co. (The)	8,176,928
1,000	Z Holdings Corp.	2,817
62,700	Zillow Group, Inc. Class A*	1,852,471
60,700	Zillow Group, Inc. Class C*(b)	1,810,074

		87,031,545

Pharmaceuticals, Biotechnology & Life Sciences – 1.1%
10,100	AbbVie, Inc.	764,772
2,600	Alexion Pharmaceuticals, Inc.*	254,644
1,500	Argenx SE*	170,222
4,400	Astellas Pharma, Inc.	62,938
9,000	Bayer AG (Registered)	634,078
3,500	Biogen, Inc.*	814,870
19,200	BioMarin Pharmaceutical, Inc.*	1,294,080
7,700	Bio-Rad Laboratories, Inc. Class A*	2,562,098
12,100	Bristol-Myers Squibb Co.	613,591
1,000	Chugai Pharmaceutical Co. Ltd.	78,147
1,300	Daiichi Sankyo Co. Ltd.	82,146
300	Dechra Pharmaceuticals plc	10,212
200	Eisai Co. Ltd.	10,217
61,900	Elanco Animal Health, Inc.*	1,645,921
3,700	Evotec SE*	82,297
37,732	Gilead Sciences, Inc.	2,391,454
38,400	GlaxoSmithKline plc	823,089
5,400	Hikma Pharmaceuticals plc	145,982
52,100	Horizon Therapeutics plc*	1,418,683
1,600	Incyte Corp.*	118,768
100	Ipsen SA	9,487
14,300	IQVIA Holdings, Inc.*	2,136,134
10,400	Jazz Pharmaceuticals plc*	1,332,656
2,449	Johnson & Johnson	316,852
100	Kaken Pharmaceutical Co. Ltd.	4,651
1,000	Kissei Pharmaceutical Co. Ltd.	24,184
500	Kyowa Kirin Co. Ltd.	9,737
11,252	Merck & Co., Inc.	947,193
1,100	Merck KGaA	123,915
1,200	Mettler-Toledo International, Inc.*	845,280
1,200	Mitsubishi Tanabe Pharma Corp.	13,224
100	Mochida Pharmaceutical Co. Ltd.	3,839
49,666	Mylan NV*	982,394

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
18,195	Neurocrine Biosciences, Inc.*	$ 1,639,551
500	Nippon Shinyaku Co. Ltd.	42,261
200	Ono Pharmaceutical Co. Ltd.	3,642
200	Orion OYJ Class B	7,453
1,100	Otsuka Holdings Co. Ltd.	41,322
1,100	PeptiDream, Inc.*	52,579
12,900	Perrigo Co. plc	720,981
2,014	PureTech Health plc*	6,265
1,700	Recordati SpA	72,911
1,300	Regeneron Pharmaceuticals, Inc.*	360,620
8,800	Sage Therapeutics, Inc.*	1,234,552
2,200	Santen Pharmaceutical Co. Ltd.	38,446
14,700	Sarepta Therapeutics, Inc.*	1,107,204
800	Sartorius Stedim Biotech	111,898
800	Sawai Pharmaceutical Co. Ltd.	41,389
700	Shionogi & Co. Ltd.	39,027
1,300	Sumitomo Dainippon Pharma Co. Ltd.	21,509
100	Taisho Pharmaceutical Holdings Co. Ltd.	7,312
3,200	Takeda Pharmaceutical Co. Ltd.	109,810
19,650	Thermo Fisher Scientific, Inc.	5,723,456
4,200	UCB SA	304,720
20,727	Zoetis, Inc.	2,582,377

		34,997,040

Real Estate – 0.7%
24,747	American Tower Corp. (REIT)	5,472,304
2,400	Apartment Investment & Management Co. Class A (REIT)	125,136
2,200	Aroundtown SA	17,995
12,630	Assura plc (REIT)	11,072
1,100	AvalonBay Communities, Inc. (REIT)	236,863
700	Big Yellow Group plc (REIT)	8,943
100	CLS Holdings plc	293
100	Cofinimmo SA (REIT)	14,082
14,000	Crown Castle International Corp. (REIT)	1,946,140
5,300	Duke Realty Corp. (REIT)	180,041
5,390	Equinix, Inc. (REIT)	3,108,952
4,000	Equity Residential (REIT)	345,040
1,900	Essex Property Trust, Inc. (REIT)	620,635
1,500	Extra Space Storage, Inc. (REIT)	175,230
100	Federal Realty Investment Trust (REIT)	13,614
100	Gecina SA (REIT)	15,712
900	Grainger plc	2,722
200	Grand City Properties SA	4,500
4,600	HCP, Inc. (REIT)	163,898
14,300	Howard Hughes Corp. (The)*	1,853,280
300	Hulic Co. Ltd.	3,080
100	Inmobiliaria Colonial SOCIMI SA (REIT)	1,207
10,227	LondonMetric Property plc (REIT)	27,337
500	Merlin Properties Socimi SA (REIT)	6,981
3,100	Mid-America Apartment Communities, Inc. (REIT)	403,031

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,700	Mitsubishi Estate Co. Ltd.	$ 52,209
1,100	Nomura Real Estate Holdings, Inc.	23,845
12,610	Primary Health Properties plc (REIT)	20,559
4,600	Prologis, Inc. (REIT)	392,012
5,900	Realty Income Corp. (REIT)	452,412
1,600	Safestore Holdings plc (REIT)	13,151
2,600	Savills plc	28,094
11,256	SBA Communications Corp. (REIT)	2,714,384
8,433	Segro plc (REIT)	84,072
400	Simon Property Group, Inc. (REIT)	62,260
32,100	Spirit Realty Capital, Inc. (REIT)	1,536,306
1,100	St Modwen Properties plc	5,872
900	Sumitomo Realty & Development Co. Ltd.	34,358
20,600	Tritax Big Box REIT plc (REIT)	37,888
4,800	UDR, Inc. (REIT)	232,704
5,600	UNITE Group plc (The) (REIT)	75,141
400	Warehouses De Pauw CVA (REIT)	73,419
6,700	Welltower, Inc. (REIT)	607,355
2,200	Weyerhaeuser Co. (REIT)	60,940

		21,265,069

Retailing – 1.4%
100	ABC-Mart, Inc.	6,357
2,100	Advance Auto Parts, Inc.	347,340
7,876	Amazon.com, Inc.*	13,672,027
500	Aoyama Trading Co. Ltd.	8,727
1,000	AutoZone, Inc.*	1,084,620
3,900	Best Buy Co., Inc.	269,061
1,700	Booking Holdings, Inc.*	3,336,437
600	Card Factory plc	1,238
23,513	CarMax, Inc.*	2,069,144
72,100	Carvana Co.*(b)	4,758,600
9,400	Dixons Carphone plc	13,733
7,200	Dollar General Corp.	1,144,368
29,360	Dollar Tree, Inc.*	3,351,738
4,400	Dunelm Group plc	45,336
7,238	eBay, Inc.	282,137
36,300	Etsy, Inc.*	2,050,950
2,200	Expedia Group, Inc.	295,702
100	Fast Retailing Co. Ltd.	59,655
39,600	Floor & Decor Holdings, Inc. Class A*	2,025,540
5,730	Gap, Inc. (The)	99,473
1,800	Genuine Parts Co.	179,262
100	H2O Retailing Corp.	1,098
200	Hikari Tsushin, Inc.	43,389
13,850	Home Depot, Inc. (The)	3,213,477
4,400	Inchcape plc	34,157
300	Izumi Co. Ltd.	11,766
4,500	J Front Retailing Co. Ltd.	52,870
6,500	JD Sports Fashion plc	59,994
15,000	Kingfisher plc	38,121
8,000	Kohl’s Corp.	397,280
2,700	K’s Holdings Corp.	29,406
8,200	L Brands, Inc.	160,638
13,572	LKQ Corp.*	426,839

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
3,800	Lowe’s Cos., Inc.	$ 417,848
22,800	Macy’s, Inc.	354,312
19,200	Marks & Spencer Group plc	43,487
14,300	Moneysupermarket.com Group plc	66,503
8,700	Nordstrom, Inc.(b)	292,929
2,200	Ocado Group plc*	35,784
4,000	Pan Pacific International Holdings Corp.	66,970
16,400	Pets at Home Group plc	41,888
9,400	Rakuten, Inc.	93,178
1,977	Ross Stores, Inc.	217,173
300	Shimachu Co. Ltd.	7,338
8,500	Sports Direct International plc*	29,180
200	Takashimaya Co. Ltd.	2,339
3,100	Target Corp.	331,421
7,400	Tractor Supply Co.	669,256
2,300	Ulta Beauty, Inc.*	576,495
1,400	USS Co. Ltd.	27,264
1,600	WH Smith plc	39,096
4,800	Yamada Denki Co. Ltd.	23,258
500	Zalando SE*	22,830

		42,929,029

Semiconductors & Semiconductor Equipment – 0.8%
4,200	Advanced Micro Devices, Inc.*	121,758
1,100	Advantest Corp.	49,036
15,200	Analog Devices, Inc.	1,698,296
12,700	Applied Materials, Inc.	633,730
3,200	ASM International NV	294,406
1,500	ASML Holding NV	372,020
5,401	Broadcom, Inc.	1,491,054
10,500	Dialog Semiconductor plc*	497,289
200	Disco Corp.	38,233
84,100	Entegris, Inc.	3,957,746
31,700	Intel Corp.	1,633,501
14,047	Lam Research Corp.	3,246,402
6,700	Microchip Technology, Inc.	622,497
85,018	Micron Technology, Inc.*	3,643,021
9,890	NVIDIA Corp.	1,721,552
13,600	Qorvo, Inc.*	1,008,304
2,259	QUALCOMM, Inc.	172,317
4,800	Skyworks Solutions, Inc.	380,400
20,500	STMicroelectronics NV	397,204
3,800	SUMCO Corp.	51,766
500	Texas Instruments, Inc.	64,620
100	Tokyo Electron Ltd.	19,213
600	Ulvac, Inc.	24,298
21,800	Xilinx, Inc.	2,090,620

		24,229,283

Software & Services – 3.6%
5,200	Accenture plc Class A	1,000,220
8,900	Adobe, Inc.*	2,458,625
200	Adyen NV*	131,525
1,200	Akamai Technologies, Inc.*	109,656
7,600	Alliance Data Systems Corp.	973,788
1,400	Alten SA	159,830
4,300	Amadeus IT Group SA	308,102
1,304	Atos SE	91,788
2,700	Automatic Data Processing, Inc.	435,834
20,500	Avast plc	97,930
1,800	AVEVA Group plc	81,791

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
1,700	Bechtle AG	$ 173,019
12,100	Cadence Design Systems, Inc.*	799,568
2,700	Capgemini SE	317,928
1,800	Citrix Systems, Inc.	173,736
41,000	Cognizant Technology Solutions Corp. Class A	2,470,865
500	Computacenter plc	7,933
25,900	Coupa Software, Inc.*	3,355,863
1,000	Dassault Systemes SE	142,456
32,300	DXC Technology Co.	952,850
8,400	Equiniti Group plc	22,394
11,700	Euronet Worldwide, Inc.*	1,711,710
4,400	Fidelity National Information Services, Inc.	584,144
178,000	FireEye, Inc.*	2,374,520
2,300	Fiserv, Inc.*	238,257
1,100	FleetCor Technologies, Inc.*	315,458
340	Fujitsu Ltd.	27,326
44,776	Genpact Ltd.	1,735,070
4,500	Global Payments, Inc.	715,500
400	GMO Payment Gateway, Inc.	26,849
10,000	International Business Machines Corp.	1,454,200
3,807	Intuit, Inc.	1,012,434
1,500	Itochu Techno-Solutions Corp.	39,843
303	Jack Henry & Associates, Inc.	44,229
2,994	Kainos Group plc	16,639
11,000	Leidos Holdings, Inc.	944,680
17,300	Manhattan Associates, Inc.*	1,395,591
29,852	Mastercard, Inc. Class A	8,106,908
5,496	Micro Focus International plc	77,231
157,721	Microsoft Corp.	21,927,951
1,000	Nemetschek SE	50,954
900	NET One Systems Co. Ltd.	24,416
2,800	Nomura Research Institute Ltd.	55,949
6,600	NTT Data Corp.	85,658
109,224	Nuance Communications, Inc.*	1,781,443
300	Obic Co. Ltd.	34,378
13,400	Okta, Inc.*	1,319,364
14,762	Oracle Corp.	812,353
800	Otsuka Corp.	32,017
23,444	Palo Alto Networks, Inc.*	4,778,591
6,200	Paychex, Inc.	513,174
112,163	PayPal Holdings, Inc.*	11,618,965
26,300	Pegasystems, Inc.	1,789,715
22,500	Proofpoint, Inc.*	2,903,625
14,700	Sage Group plc (The)	124,923
15,857	salesforce.com, Inc.*	2,353,813
1,200	SAP SE	141,208
400	SCSK Corp.	18,824
15,776	ServiceNow, Inc.*	4,004,738
39,300	Smartsheet, Inc. Class A*	1,415,979
1,100	Softcat plc	13,553
8,200	Sophos Group plc	40,387
2,000	Sopra Steria Group	249,076
27,100	Square, Inc. Class A*	1,678,845
38,827	Symantec Corp.	917,482
19,100	Synopsys, Inc.*	2,621,475
500	TIS, Inc.	28,889
13,700	Trade Desk, Inc. (The) Class A*	2,569,435
100	Trend Micro, Inc.	4,779
11,800	Twilio, Inc. Class A*	1,297,528
5,600	Tyler Technologies, Inc.*	1,470,000
2,334	VeriSign, Inc.*	440,262

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
37,794	Visa, Inc. Class A	$ 6,500,946
17,700	Western Union Co. (The)	410,109
2,120	Worldline SA*	133,553
22,700	Zendesk, Inc.*	1,654,376

		110,905,023

Technology Hardware & Equipment – 1.1%
2,400	Alps Alpine Co. Ltd.	45,066
900	Amano Corp.	27,524
1,500	Anritsu Corp.	29,678
56,319	Apple, Inc.	12,613,766
1,400	Azbil Corp.	37,598
3,300	Brother Industries Ltd.	60,132
400	Canon Marketing Japan, Inc.	8,528
400	Canon, Inc.	10,697
80,226	Cisco Systems, Inc.	3,963,967
2,600	Citizen Watch Co. Ltd.	12,755
7,802	F5 Networks, Inc.*	1,095,557
6,192	FLIR Systems, Inc.	325,637
3,600	FUJIFILM Holdings Corp.	158,581
4,400	Halma plc	106,504
38,200	Hewlett Packard Enterprise Co.	579,494
900	Hitachi High-Technologies Corp.	52,317
4,320	Hitachi Ltd.	161,785
500	Horiba Ltd.	29,091
55,900	HP, Inc.	1,057,628
1,600	Ibiden Co. Ltd.	32,297
2,900	Ingenico Group SA	282,650
42,787	Juniper Networks, Inc.	1,058,978
100	Keyence Corp.	62,246
6,000	Keysight Technologies, Inc.*	583,500
5,600	Konica Minolta, Inc.	39,180
1,100	Kyocera Corp.	68,586
4,114	Motorola Solutions, Inc.	701,067
109,300	NCR Corp.*	3,449,508
15,121	NetApp, Inc.	794,004
2,500	Nippon Electric Glass Co. Ltd.	55,899
34,000	Nokia OYJ	171,710
500	Omron Corp.	27,553
700	Oxford Instruments plc	11,000
100	Renishaw plc	4,504
4,100	Ricoh Co. Ltd.	37,094
13,200	Seagate Technology plc	710,028
500	Seiko Epson Corp.	7,102
600	Spectris plc	18,011
6,200	Spirent Communications plc	15,140
7,500	TE Connectivity Ltd.	698,850
1,000	Topcon Corp.	13,347
29,900	ViaSat, Inc.*	2,252,068
5,500	Western Digital Corp.	328,020
11,589	Zebra Technologies Corp. Class A*	2,391,622

		34,190,269

Telecommunication Services – 0.4%
95,700	AT&T, Inc.	3,621,288
6,900	Cellnex Telecom SA*	284,995
101,609	CenturyLink, Inc.	1,268,080
38,300	Deutsche Telekom AG (Registered)	642,406
1,300	Elisa OYJ	67,021
2,400	Freenet AG	49,390

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
5,000	KDDI Corp.	$ 130,464
21,300	Koninklijke KPN NV	66,380
5,500	Nippon Telegraph & Telephone Corp.	263,140
700	NTT DOCOMO, Inc.	17,874
3,500	Proximus SADP	103,999
800	TalkTalk Telecom Group plc	1,032
416,700	Telecom Italia SpA*	237,930
4,400	Telefonica Deutschland Holding AG	12,268
49,900	Telefonica SA	381,293
2,700	United Internet AG (Registered)	96,213
48,625	Verizon Communications, Inc.	2,935,005
356,100	Vodafone Group plc	709,460

		10,888,238

Transportation – 0.4%
2,100	Abertis Infraestructuras SA*(c)	39,827
1,000	Aena SME SA	183,053
18,000	Air France-KLM*	188,349
8,600	Alaska Air Group, Inc.	558,226
15,300	Atlantia SpA	369,767
9,100	BBA Aviation plc	34,916
51,327	Bollore SA	212,543
400	Central Japan Railway Co.	82,484
5,700	CH Robinson Worldwide, Inc.	483,246
100	Clarkson plc	3,012
5,500	CSX Corp.	380,985
57,953	Delta Air Lines, Inc.	3,338,093
3,500	Deutsche Lufthansa AG (Registered)	55,563
1,300	Deutsche Post AG (Registered)	43,323
100	East Japan Railway Co.	9,562
3,500	Expeditors International of Washington, Inc.	260,015
23,700	Firstgroup plc*	40,068
14,900	Getlink SE	223,735
1,000	Go-Ahead Group plc (The)	24,763
14,200	International Consolidated Airlines Group SA	82,878
900	Japan Airlines Co. Ltd.	26,729
100	Japan Airport Terminal Co. Ltd.	4,353
700	JB Hunt Transport Services, Inc.	77,455
2,700	Kamigumi Co. Ltd.	61,333
100	Keikyu Corp.	1,946
800	Keio Corp.	49,953
300	Keisei Electric Railway Co. Ltd.	12,385
800	Kintetsu Group Holdings Co. Ltd.	41,759
1,900	Mitsubishi Logistics Corp.	48,446
700	Nagoya Railroad Co. Ltd.	20,972
3,200	National Express Group plc	17,037
500	Nikkon Holdings Co. Ltd.	11,441
13,900	Royal Mail plc	36,091
600	Sankyu, Inc.	31,279
1,800	Seino Holdings Co. Ltd.	22,597
1,400	SG Holdings Co. Ltd.	34,309
12,400	Southwest Airlines Co.	669,724
1,300	Tokyu Corp.	24,455
14,100	Union Pacific Corp.	2,283,918
7,300	United Airlines Holdings, Inc.*	645,393
600	West Japan Railway Co.	50,767
1,000	Wizz Air Holdings plc*	44,441

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
2,400	Yamato Holdings Co. Ltd.	$ 36,260

		10,867,451

Utilities – 0.9%
136,800	A2A SpA	251,051
47,413	AES Corp.	774,729
5,500	Alliant Energy Corp.	296,615
8,100	Ameren Corp.	648,405
9,400	American Electric Power Co., Inc.	880,686
23,452	American Water Works Co., Inc.	2,913,442
3,300	Atmos Energy Corp.	375,837
13,000	CenterPoint Energy, Inc.	392,340
126,200	Centrica plc	114,437
1,100	Chubu Electric Power Co., Inc.	15,956
8,440	CMS Energy Corp.	539,738
6,200	Consolidated Edison, Inc.	585,714
3,005	ContourGlobal plc	6,835
3,300	Dominion Energy, Inc.	267,432
11,900	Drax Group plc	40,414
4,500	DTE Energy Co.	598,320
4,800	Duke Energy Corp.	460,128
2,400	E.ON SE	23,334
29,000	EDP - Energias de Portugal SA	112,544
700	Electric Power Development Co. Ltd.	16,003
900	Enagas SA	20,805
5,800	Endesa SA	152,573
82,600	Enel SpA	616,964
10,500	Engie SA	171,383
7,045	Entergy Corp.	826,801
11,600	Evergy, Inc.	772,096
8,800	Eversource Energy	752,136
13,800	Exelon Corp.	666,678
7,412	FirstEnergy Corp.	357,481
32,600	Hera SpA	133,780
1,300	Hokkaido Electric Power Co., Inc.	6,851
1,600	Hokuriku Electric Power Co.	10,778
81,500	Iberdrola SA	847,092
5,900	Innogy SE	287,132
46,600	Italgas SpA	300,718
4,200	NextEra Energy, Inc.	978,558
8,000	NiSource, Inc.	239,360
13,298	NRG Energy, Inc.	526,601
4,900	Pinnacle West Capital Corp.	475,643
6,000	PPL Corp.	188,940
8,700	Public Service Enterprise Group, Inc.	540,096
26,100	Renewables Infrastructure Group Ltd. (The)	40,522
13,400	RWE AG	418,785
4,000	Sempra Energy	590,440
1,200	Severn Trent plc	31,941
53,800	Snam SpA	271,756
12,600	Southern Co. (The)	778,302
14,000	Suez	220,032
500	Telecom Plus plc	7,550
41,000	Terna Rete Elettrica Nazionale SpA	263,331
200	Toho Gas Co. Ltd.	7,670
2,400	Tohoku Electric Power Co., Inc.	23,458

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,600	Tokyo Electric Power Co. Holdings, Inc.*	$ 42,179
100	Tokyo Gas Co. Ltd.	2,529
11,100	United Utilities Group plc	112,671
12,000	Veolia Environnement SA	303,980
800	Verbund AG Class A	43,772
127,848	Vistra Energy Corp.	3,417,377
9,000	WEC Energy Group, Inc.	855,900
12,407	Xcel Energy, Inc.	805,090

		26,423,711

TOTAL COMMON STOCKS (Cost $624,464,601)		$ 715,525,576

Exchange Traded Funds – 7.4%
60,856	Energy Select Sector SPDR Fund	$ 3,602,675
157,483	Health Care Select Sector SPDR Fund	14,193,943
199,286	Invesco Emerging Markets Sovereign Debt ETF(b)	5,809,187
2,352,972	Invesco Senior Loan ETF(b)	53,153,638
314,117	SPDR Bloomberg Barclays Convertible Securities ETF	16,475,437
168,414	SPDR Dow Jones International Real Estate ETF	6,655,721
54,112	SPDR Dow Jones REIT ETF	5,658,492
3,053,821	Vanguard FTSE Emerging Markets ETF	122,946,833

TOTAL EXCHANGE TRADED FUNDS (Cost $223,573,765)		$ 228,495,926

Shares	Dividend Rate	Value

Investment Company(d) – 65.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,010,765,318	2.032%	$2,010,765,318
(Cost $2,010,765,318)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,858,803,684)		$2,954,786,820

Securities Lending Reinvestment Vehicle(d) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
30,780,862	2.032%	$ 30,780,862
(Cost $30,780,862)

TOTAL INVESTMENTS – 97.0% (Cost $2,889,584,546)		$2,985,567,682

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		91,933,841

NET ASSETS – 100.0%		$3,077,501,523

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	ILS	12,370,000	USD	3,561,153	10/23/2019	$1,444
	PHP	227,550,000	USD	4,367,864	10/29/2019	19,929
	USD	14,231,803	AUD	20,990,000	10/23/2019	62,117
	USD	13,902,997	CHF	13,760,000	10/23/2019	116,113
	USD	4,776,629	CLP	3,408,220,000	10/29/2019	99,784
	USD	7,355,706	CZK	172,850,000	10/23/2019	51,191
	USD	40,469,825	EUR	36,660,000	10/23/2019	512,258
	USD	23,238,244	GBP	18,590,000	10/23/2019	380,910
	USD	7,161,928	HUF	2,161,950,000	10/24/2019	124,380
	USD	12,113,279	JPY	1,304,910,000	10/24/2019	44,747
	USD	4,106,149	KRW	4,879,260,000	10/29/2019	33,631
	USD	5,909,769	NOK	53,350,000	10/23/2019	45,617
	USD	14,474,682	NZD	23,090,000	10/23/2019	15,726
	USD	6,211,078	PLN	24,610,000	10/23/2019	74,074
	USD	6,454,382	SEK	62,520,000	10/23/2019	103,337
	USD	3,393,099	TWD	105,030,000	10/29/2019	2,822

TOTAL						$1,688,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	IDR	135,025,570,000	USD	9,555,490	10/29/2019	$(59,277)
	INR	245,990,000	USD	3,471,395	10/30/2019	(2,398)
	MXN	79,500,000	USD	4,070,201	10/23/2019	(41,621)
	RUB	237,250,000	USD	3,692,479	10/29/2019	(47,422)
	USD	3,058,258	BRL	12,760,000	10/29/2019	(6,425)
	USD	4,247,322	CAD	5,640,000	10/23/2019	(9,762)

TOTAL						$(166,905)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	76	12/27/2019	$11,244,960	$512,030
3 Month Eurodollar	128	12/16/2019	31,371,200	256,241
3 Month Eurodollar	160	03/16/2020	39,330,000	334,891
3 Month Eurodollar	167	06/15/2020	41,100,787	373,412
3 Month Eurodollar	168	09/14/2020	41,380,500	398,760
3 Month Eurodollar	163	12/14/2020	40,148,937	396,324
3 Month Eurodollar	156	03/15/2021	38,457,900	351,664
3 Month Eurodollar	145	06/14/2021	35,749,750	219,713
3 Month Eurodollar	138	09/13/2021	34,027,350	75,005
3 Month Sterling	11	12/18/2019	1,678,290	7,357
3 Month Sterling	45	03/18/2020	6,873,338	40,635
3 Month Sterling	46	06/17/2020	7,029,614	48,012
3 Month Sterling	66	09/16/2020	10,090,025	73,607
3 Month Sterling	66	12/16/2020	10,089,518	75,464
3 Month Sterling	74	03/17/2021	11,317,039	81,254
3 Month Sterling	70	06/16/2021	10,706,383	66,262
3 Month Sterling	76	09/15/2021	11,625,241	13,088
Amsterdam Exchange Index	55	10/18/2019	6,955,679	65,443
ASX 90 Day Bank Accepted Bill	86	12/12/2019	57,910,045	89,393
ASX 90 Day Bank Accepted Bill	86	03/12/2020	57,932,847	36,170
ASX 90 Day Bank Accepted Bill	58	06/11/2020	39,074,837	703
Australia 10 Year Bond	235	12/16/2019	23,371,550	222,361
CAC 40 10 Euro Index	107	10/18/2019	6,619,615	67,569
Canada 10 Year Bond	167	12/18/2019	17,988,882	(140,998)
DAX Index	36	12/20/2019	12,174,632	22,935
EURO STOXX 50 Index	2,609	12/20/2019	101,092,807	1,470,190
Euro-Bobl	386	12/06/2019	57,070,762	(424,888)
Euro-BTP	86	12/06/2019	13,659,166	70,207
Euro-Bund	416	12/06/2019	79,008,295	(865,946)
Euro-Buxl	37	12/06/2019	8,774,599	(262,466)
Euro-OAT	123	12/06/2019	22,824,370	(231,944)
Euro-Schatz	364	12/06/2019	44,566,006	(104,969)
FTSE 100 Index	401	12/20/2019	36,404,312	524,042
FTSE/MIB Index	46	12/20/2019	5,531,692	52,021
IBEX 35 Index	32	10/18/2019	3,220,148	41,402
Japan 10 Year Bond	20	12/13/2019	28,635,376	(33,634)
KOSPI 200 Index	55	12/12/2019	3,151,413	(28,106)
LME Aluminum Base Metal	81	10/16/2019	3,457,688	(163,056)
Long Gilt	175	12/27/2019	28,899,650	74,780
MSCI Taiwan Index	166	10/30/2019	6,757,860	43,668
NASDAQ 100 E-Mini Index	343	12/20/2019	53,305,630	(756,065)
OMXS30 Index	277	10/18/2019	4,636,575	(2,716)
Russell 2000 E-Mini Index	50	12/20/2019	3,812,500	(149,097)
S&P Midcap 400 E-Mini Index	18	12/20/2019	3,488,400	(43,802)
S&P/TSX 60 Index	53	12/19/2019	7,969,702	(62,195)
Silver	57	12/27/2019	4,866,375	(72,832)
TOPIX Index	121	12/12/2019	17,770,913	264,670
U.S. Treasury 2 Year Note	324	12/31/2019	69,824,531	(181,851)
U.S. Treasury 5 Year Note	457	12/31/2019	54,454,406	(293,123)
U.S. Treasury 10 Year Note	657	12/19/2019	85,615,313	(930,252)
U.S. Treasury Long Bond	187	12/19/2019	30,369,969	(562,594)

Total				$1,058,739

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month Canadian Bankers Acceptance	(7)	12/16/2019	$(1,294,222)	$116
Copper	(53)	12/27/2019	(3,409,225)	7,804
LME Aluminum Base Metal	(81)	10/16/2019	(3,457,687)	58,736
LME Aluminum Base Metal	(81)	11/20/2019	(3,486,544)	151,886
S&P 500 E-Mini Index	(1,348)	12/20/2019	(200,750,900)	1,427,343
Soybean	(75)	11/14/2019	(3,390,000)	(143,673)

Total				$1,502,212

Total Futures Contracts				$2,560,951

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.310%	12/20/2024	EUR 84,300	$12,102,302	$12,026,499	$75,803
iTraxx Europe Index	1.000	0.550	12/20/2024	10,900	283,486	288,116	(4,630)
Markit CDX North America High Yield Index	5.000	3.280	12/20/2024	USD 95,300	—	6,368,698	(6,368,698)
Markit CDX North America Investment Grade Index	1.000	0.600	12/20/2024	12,450	250,178	243,465	6,713

TOTAL					$12,635,966	$18,926,778	$(6,290,812)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

Alerian MLP Index Total Return(b)	(2.025)%	Bank of America NA	08/17/2020	USD	24,014	$(760,969)
MSCI The World Growth Net Return Index(b)	(2.049)		11/13/2019		8,516	(68,306)
MSCI The World Net Return Index(c)	2.049		11/13/2019		9,489	(10,822)
Bloomberg Roll Select Commodity Index Total Return(d)	(0.000)	JPMorgan Chase Bank NA	02/28/2020		53,656	(669,127)
Euro Stoxx Gross Total Return Index(c)	0.453		12/16/2019	EUR	47,884	(530,897)
FTSE 100 Total Return Index(c)	0.712		09/15/2020	GBP	11,976	(122,641)

TOTAL						$(2,162,762)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments received monthly.
(d)	Payments made weekly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,700 USD	10/18/2019	46	$(13,693,004)	$(10,580)	$(83,313)	$72,733
		2,725 USD	10/18/2019	45	(13,395,330)	(12,825)	(91,146)	78,321
		2,750 USD	10/18/2019	44	(13,097,656)	(15,840)	(102,879)	87,039
		2,775 USD	10/18/2019	44	(13,097,656)	(20,680)	(110,327)	89,647
		2,800 USD	10/18/2019	43	(12,799,982)	(26,230)	(123,720)	97,490
		2,825 USD	10/18/2019	42	(12,502,308)	(33,180)	(135,837)	102,657
		2,850 USD	10/18/2019	41	(12,204,634)	(42,230)	(150,924)	108,694
		2,875 USD	10/18/2019	41	(12,204,634)	(54,530)	(163,057)	108,527
		2,900 USD	10/18/2019	40	(11,906,960)	(68,400)	(180,432)	112,032
		2,925 USD	10/18/2019	39	(11,609,286)	(85,020)	(208,577)	123,557
		2,950 USD	10/18/2019	39	(11,609,286)	(108,225)	(223,174)	114,949
		2,975 USD	10/18/2019	38	(11,311,612)	(133,570)	(241,974)	108,404
		3,000 USD	10/18/2019	37	(11,013,938)	(166,685)	(269,782)	103,097
		2,575 USD	11/15/2019	30	(8,930,220)	(15,900)	(83,067)	67,167
		2,600 USD	11/15/2019	30	(8,930,220)	(18,600)	(92,639)	74,039
		2,625 USD	11/15/2019	29	(8,632,546)	(21,315)	(99,848)	78,533
		2,650 USD	11/15/2019	29	(8,632,546)	(25,085)	(110,658)	85,573
		2,675 USD	11/15/2019	28	(8,334,872)	(28,140)	(121,269)	93,129
		2,700 USD	11/15/2019	28	(8,334,872)	(33,180)	(130,889)	97,709
		2,725 USD	11/15/2019	27	(8,037,198)	(37,395)	(143,030)	105,635
		2,750 USD	11/15/2019	27	(8,037,198)	(43,605)	(158,080)	114,475
		2,775 USD	11/15/2019	26	(7,739,524)	(48,880)	(168,147)	119,267
		2,800 USD	11/15/2019	26	(7,739,524)	(56,940)	(184,471)	127,531
		2,825 USD	11/15/2019	25	(7,441,850)	(63,375)	(195,772)	132,397
		2,850 USD	11/15/2019	25	(7,441,850)	(73,375)	(213,073)	139,698
		2,700 USD	12/20/2019	41	(12,204,634)	(108,445)	(87,902)	(20,543)
		2,725 USD	12/20/2019	40	(11,906,960)	(118,600)	(94,370)	(24,230)
		2,750 USD	12/20/2019	39	(11,609,286)	(129,480)	(103,851)	(25,629)
		2,775 USD	12/20/2019	39	(11,609,286)	(144,690)	(115,562)	(29,128)
		2,800 USD	12/20/2019	38	(11,311,612)	(157,130)	(127,667)	(29,463)
		2,825 USD	12/20/2019	37	(11,013,938)	(170,015)	(137,874)	(32,141)
		2,850 USD	12/20/2019	37	(11,013,938)	(188,515)	(151,222)	(37,293)
		2,875 USD	12/20/2019	36	(10,716,264)	(203,220)	(165,597)	(37,623)
		2,900 USD	12/20/2019	35	(10,418,590)	(218,575)	(176,724)	(41,851)
		2,925 USD	12/20/2019	35	(10,418,590)	(242,025)	(196,348)	(45,677)
		2,950 USD	12/20/2019	34	(10,120,916)	(259,930)	(213,995)	(45,935)
		2,975 USD	12/20/2019	34	(10,120,916)	(287,470)	(236,535)	(50,935)
		3,000 USD	12/20/2019	33	(9,823,242)	(309,045)	(256,281)	(52,764)

Total written options contracts				1,347		$(3,780,925)	$(5,850,013)	$2,069,088

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 80.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
60,984,488	2.032%	$60,984,488

TOTAL INVESTMENTS – 80.4% (Cost $60,984,488)		$60,984,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.6%		14,832,134

NET ASSETS – 100.0%		$75,816,622

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	9,630,000	USD	2,305,019	10/29/2019	$7,904
	INR	38,930,000	USD	546,059	10/30/2019	2,939
	RUB	48,590,000	USD	746,494	10/29/2019	32
	USD	6,892,266	CLP	4,932,640,000	10/29/2019	123,574
	USD	3,383,173	CZK	79,580,000	10/23/2019	20,090
	USD	5,320,258	HUF	1,609,290,000	10/24/2019	80,892
	USD	4,753,794	KRW	5,648,910,000	10/29/2019	38,881
	USD	566,053	NOK	5,110,000	10/23/2019	4,136
	USD	2,496,733	PLN	9,920,000	10/23/2019	22,812
	USD	14,310,466	SEK	138,770,000	10/23/2019	192,584
	USD	2,437,129	THB	74,290,000	10/24/2019	8,161
	USD	4,279,589	TWD	131,660,000	10/29/2019	29,718

TOTAL						$531,723

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	COP	1,575,160,000	USD	464,238	10/29/2019	$(12,189)
	IDR	51,032,580,000	USD	3,607,091	10/29/2019	(18,021)
	INR	55,230,000	USD	779,402	10/30/2019	(538)
	MXN	69,230,000	USD	3,535,627	10/23/2019	(40,757)
	PEN	4,010,000	USD	1,192,119	10/29/2019	(3,602)
	RUB	272,200,000	USD	4,236,516	10/29/2019	(54,496)
	USD	2,796,420	ILS	9,840,000	10/23/2019	(37,530)
	USD	755,703	KRW	905,470,000	10/29/2019	(56)
	USD	526,808	PHP	27,420,000	10/29/2019	(1,925)
	USD	434,723	THB	13,300,000	10/24/2019	(303)
	USD	798,955	TWD	24,770,000	10/29/2019	(599)
	ZAR	20,890,000	USD	1,396,850	10/23/2019	(21,616)

TOTAL						$(191,632)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3 Month Eurodollar	10	12/16/2019	$2,450,875	$17,689
3 Month Eurodollar	11	03/16/2020	2,703,938	22,924
3 Month Eurodollar	11	06/15/2020	2,707,237	24,825
3 Month Eurodollar	11	09/14/2020	2,709,437	26,325
3 Month Eurodollar	12	12/14/2020	2,955,750	26,435
3 Month Eurodollar	11	03/15/2021	2,711,775	22,577
3 Month Eurodollar	10	06/14/2021	2,465,500	13,644
3 Month Eurodollar	9	09/13/2021	2,219,175	4,917
3 Month Sterling	3	03/18/2020	458,223	1,841
3 Month Sterling	4	06/17/2020	611,271	3,128
3 Month Sterling	5	09/16/2020	764,396	3,636
3 Month Sterling	5	12/16/2020	764,357	4,908
3 Month Sterling	5	03/17/2021	764,665	4,597
3 Month Sterling	5	06/16/2021	764,742	3,918
3 Month Sterling	5	09/15/2021	764,818	796
Amsterdam Exchange Index	4	10/18/2019	505,868	3,823
ASX 90 Day Bank Accepted Bill	6	12/12/2019	4,040,236	4,563
ASX 90 Day Bank Accepted Bill	6	03/12/2020	4,041,827	2,030
ASX 90 Day Bank Accepted Bill	5	06/11/2020	3,368,520	21
Australia 10 Year Bond	337	12/16/2019	33,515,798	342,809
Brent Crude Oil	60	01/31/2020	3,461,400	(118,069)
CAC 40 10 Euro Index	6	10/18/2019	371,193	3,914
Canada 10 Year Bond	15	12/18/2019	1,615,768	(2,594)
Cocoa	142	03/16/2020	3,494,620	233,966
Coffee ‘C’	90	03/19/2020	3,518,437	887
Copper	54	03/27/2020	3,488,400	(36,107)
Corn	185	03/13/2020	3,674,563	(174,371)
Cotton No. 2	115	03/09/2020	3,533,375	63,367
DAX Index	2	12/20/2019	676,368	(762)
EURO STOXX 50 Index	31	12/20/2019	1,201,179	15,643
Euro-Bobl	9	12/06/2019	1,330,665	(4,994)
Euro-BTP	4	12/06/2019	635,310	2,319
Euro-Buxl	1	12/06/2019	237,151	(7,094)
Euro-OAT	4	12/06/2019	742,256	(1,011)
Euro-Schatz	1	12/06/2019	122,434	135
Foreign Exchange AUD/USD	312	12/16/2019	21,109,920	(272,243)
Foreign Exchange CAD/USD	288	12/17/2019	21,762,720	16,543
Foreign Exchange NZD/USD	89	12/16/2019	5,582,970	(116,573)
FTSE 100 Index	3	12/20/2019	272,351	3,977
FTSE/MIB Index	3	12/20/2019	360,763	3,512
IBEX 35 Index	1	10/18/2019	100,630	1,301
Japan 10 Year Bond	7	12/13/2019	10,022,382	43,875
KC HRW Wheat	171	03/13/2020	3,657,262	(132,500)
Lean Hogs	117	02/14/2020	3,639,870	343,333
Live Cattle	76	02/28/2020	3,545,400	76,192
LME Aluminum Base Metal	231	10/16/2019	9,860,813	(608,785)
LME Aluminum Base Metal	87	11/20/2019	3,744,806	(166,350)
LME Aluminum Base Metal	80	12/18/2019	3,456,000	(211,276)
LME Aluminum Base Metal	78	01/15/2020	3,349,125	(116,457)
LME Aluminum Base Metal	82	02/19/2020	3,539,325	(162,065)
LME Lead Base Metal	28	10/16/2019	1,492,575	48,407

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
LME Lead Base Metal	13	11/20/2019	$695,094	$13,814
LME Nickel Base Metal	29	10/16/2019	2,992,626	527,992
LME Nickel Base Metal	17	11/20/2019	1,745,220	(81,160)
LME Zinc Base Metal	169	10/16/2019	10,273,088	(69,980)
LME Zinc Base Metal	85	11/20/2019	5,124,438	(54,503)
LME Zinc Base Metal	61	12/18/2019	3,647,037	(12,619)
LME Zinc Base Metal	60	01/13/2020	3,567,750	143,889
LME Zinc Base Metal	66	02/19/2020	3,917,100	59,000
Low Sulphur Gasoil	61	02/12/2020	3,438,875	(86,835)
MSCI Taiwan Index	11	10/30/2019	447,810	2,294
NASDAQ 100 E-Mini Index	3	12/20/2019	466,230	(6,612)
Natural Gas	132	01/29/2020	3,417,480	(261,809)
NY Harbor ULSD	44	01/31/2020	3,444,487	(76,316)
OMXS30 Index	18	10/18/2019	301,294	560
RBOB Gasoline	55	01/31/2020	3,491,103	(71,409)
S&P 500 E-Mini Index	15	12/20/2019	2,233,875	(2,233)
S&P Midcap 400 E-Mini Index	1	12/20/2019	193,800	(1,912)
S&P/TSX 60 Index	3	12/19/2019	451,115	(3,545)
Soybean	79	03/13/2020	3,667,575	135,350
Soybean Oil	203	03/13/2020	3,601,626	41,011
Sugar No. 11	12	02/28/2020	170,419	365
TOPIX Index	2	12/12/2019	293,734	(1,198)
U.S. Treasury 2 Year Note	10	12/31/2019	2,155,078	(4,048)
U.S. Treasury 5 Year Note	19	12/31/2019	2,263,969	(6,865)
U.S. Treasury Long Bond	8	12/19/2019	1,299,250	(12,430)
Wheat	143	03/13/2020	3,592,875	22,740
WTI Crude Oil	64	01/21/2020	3,424,640	(149,247)

Total				$(694,180)

Short position contracts:
100 oz Gold	(25)	12/27/2019	(3,699,000)	73,671
3 Month Canadian Bankers Acceptance	(1)	12/16/2019	(184,889)	35
Brent Crude Oil	(37)	10/31/2019	(2,199,650)	78,826
CBOE Volatility Index	(52)	10/16/2019	(890,500)	(32,033)
CBOE Volatility Index	(46)	11/20/2019	(840,650)	(9,968)
CBOE Volatility Index	(52)	12/18/2019	(952,900)	(14,033)
Cocoa	(160)	12/13/2019	(3,913,600)	(221,448)
Coffee ‘C’	(149)	12/18/2019	(5,623,819)	(33,084)
Copper	(28)	12/27/2019	(1,801,100)	30,823
Corn	(289)	12/13/2019	(5,588,538)	234,022
Cotton No. 2	(56)	12/06/2019	(1,700,160)	(672)
Euro-Bund	(54)	12/06/2019	(10,255,884)	2,885
Feeder Cattle	(27)	11/21/2019	(1,912,275)	(121,179)
Foreign Exchange CHF/USD	(49)	12/16/2019	(6,176,450)	53,172
Foreign Exchange EUR/USD	(82)	12/16/2019	(11,235,025)	171,516
Foreign Exchange GBP/USD	(55)	12/16/2019	(4,239,125)	48,721
Foreign Exchange JPY/USD	(80)	12/16/2019	(9,295,000)	9,119
FTSE/JSE Top 40 Index	(4)	12/19/2019	(130,266)	2,564
Hang Seng Index	(2)	10/30/2019	(332,266)	(942)
HSCEI	(2)	10/30/2019	(130,268)	(309)
KC HRW Wheat	(127)	12/13/2019	(2,636,837)	(162,733)
Lean Hogs	(159)	12/13/2019	(4,611,000)	(692,241)
Live Cattle	(68)	12/31/2019	(3,000,160)	(249,078)
LME Aluminum Base Metal	(231)	10/16/2019	(9,860,812)	450,722
LME Aluminum Base Metal	(217)	11/20/2019	(9,340,494)	449,596
LME Aluminum Base Metal	(80)	12/18/2019	(3,456,000)	99,375
LME Aluminum Base Metal	(78)	01/15/2020	(3,349,125)	156,300

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Lead Base Metal	(28)	10/16/2019	$(1,492,575)	$(101,321)
LME Lead Base Metal	(33)	11/20/2019	(1,764,469)	(39,689)
LME Nickel Base Metal	(29)	10/16/2019	(2,992,626)	(337,053)
LME Nickel Base Metal	(6)	11/20/2019	(615,960)	13,216
LME Zinc Base Metal	(169)	10/16/2019	(10,273,088)	(219,915)
LME Zinc Base Metal	(114)	11/20/2019	(6,872,775)	(111,804)
LME Zinc Base Metal	(61)	12/18/2019	(3,647,037)	(142,415)
LME Zinc Base Metal	(60)	01/13/2020	(3,567,750)	(67,155)
LME Zinc Base Metal	(3)	02/19/2020	(178,050)	(1,068)
Long Gilt	(59)	12/27/2019	(9,743,310)	10,727
Low Sulphur Gasoil	(35)	11/12/2019	(2,034,375)	34,555
Natural Gas	(134)	10/29/2019	(3,119,520)	224,550
NY Harbor ULSD	(30)	10/31/2019	(2,395,512)	15,495
RBOB Gasoline	(15)	10/31/2019	(990,108)	908
SET50 Index	(11)	12/27/2019	(78,030)	206
Silver	(18)	12/27/2019	(1,536,750)	14,075
Soybean	(212)	11/14/2019	(9,582,400)	(148,441)
Soybean Oil	(207)	12/13/2019	(3,619,188)	(26,023)
U.S. Treasury 10 Year Note	(90)	12/19/2019	(11,728,125)	95,974
Wheat	(120)	12/13/2019	(2,973,000)	(138,903)
WTI Crude Oil	(72)	10/22/2019	(3,909,600)	197,271

Total				$(403,183)

Total Futures Contracts				$(1,097,363)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2019(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.310%	12/20/2024	EUR	750	$107,672	$112,381	$(4,709)
iTraxx Europe Index	1.000	0.550	12/20/2024		1,400	36,411	36,520	(109)
Markit CDX North America High Yield Index	5.000	3.280	12/20/2024	USD	800	51,722	51,695	27
Markit CDX North America Investment Grade Index	1.000	0.600	12/20/2024		1,650	33,156	33,223	(67)

TOTAL						$228,961	$233,819	$(4,858)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

A basket (MLGSFDJP) of common stocks(b)(*)	(0.093)%	Bank of America NA	07/28/2020	JPY	7,357,641	$(766,583)
TOPIX Total Return Index(c)	0.093		07/28/2020		7,155,148	690,519
Euro Stoxx Gross Total Return Index(c)	0.457	JPMorgan Chase Bank NA	12/16/2019	EUR	55,069	(298,190)
A basket (JPGSFDEU) of common stocks(b)(*)	(0.457)		12/16/2019		58,706	341,030
A basket (JPGSFDUK) of common stocks(b)(*)	(0.716)		08/04/2020	GBP	13,841	(23,145)
A basket (JPGSFDUS) of common stocks(b)(*)	(2.054)		09/01/2020	USD	80,277	(33,278)
FTSE 100 Total Return Index(c)	0.716		08/04/2020	GBP	12,267	36,562
S&P 500 Total Return Index(c)	2.054		09/01/2020	USD	46,259	13,807
Russell 1000 Total Return Index(c)	2.054		09/01/2020		24,866	274,620

TOTAL						$235,342

(*)	The components of the basket shown below.
(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Nippon Telegraph & Telephone Corp	Communication Services	37,577	$1,791,453	2.44%
NTT DOCOMO Inc	Communication Services	58,437	1,487,549	2.03
Kao Corp	Consumer Staples	17,785	1,312,921	1.79
Tokio Marine Holdings Inc	Financials	23,232	1,241,387	1.69
Hoya Corp	Health Care	14,753	1,203,052	1.64
FANUC Corp	Industrials	6,182	1,162,613	1.58
Recruit Holdings Co Ltd	Industrials	33,088	1,005,340	1.37
Nidec Corp	Industrials	7,104	953,734	1.30
East Japan Railway Co	Industrials	9,965	949,985	1.29
Dai-ichi Life Holdings Inc	Financials	58,647	883,359	1.20
Tokyo Electron Ltd	Information Technology	4,637	881,673	1.20
FUJIFILM Holdings Corp	Information Technology	19,946	874,183	1.19
Omron Corp	Information Technology	15,589	851,886	1.16
Canon Inc	Information Technology	31,598	842,169	1.15
Bandai Namco Holdings Inc	Consumer Discretionary	12,690	789,707	1.08
Bridgestone Corp	Consumer Discretionary	19,964	772,348	1.05
Disco Corp	Information Technology	4,052	766,595	1.04
Olympus Corp	Health Care	53,355	718,310	0.98
Chugai Pharmaceutical Co Ltd	Health Care	9,205	714,917	0.97
Mitsubishi Heavy Industries Ltd	Industrials	17,792	696,229	0.95
Mitsubishi Estate Co Ltd	Real Estate	34,564	666,027	0.91
Pan Pacific International Holdings Corp	Consumer Discretionary	38,738	646,528	0.88
MS&AD Insurance Group Holdings Inc	Financials	19,796	640,635	0.87
Nitori Holdings Co Ltd	Consumer Discretionary	4,067	594,523	0.81
Eisai Co Ltd	Health Care	11,138	565,518	0.77
Nissan Motor Co Ltd	Consumer Discretionary	88,657	552,601	0.75
Panasonic Corp	Consumer Discretionary	66,609	539,279	0.73
Takeda Pharmaceutical Co Ltd	Health Care	15,452	527,220	0.72
NTT Data Corp	Information Technology	40,588	523,154	0.71
KDDI Corp	Communication Services	19,653	513,345	0.70
Fast Retailing Co Ltd	Consumer Discretionary	864	512,825	0.70
Kyocera Corp	Information Technology	8,217	509,450	0.69
MINEBEA MITSUMI Inc	Industrials	31,885	504,448	0.69
Denso Corp	Consumer Discretionary	11,324	497,233	0.68
THK Co Ltd	Industrials	18,880	494,562	0.67
Mazda Motor Corp	Consumer Discretionary	55,397	491,473	0.67
Mitsubishi Chemical Holdings Corp	Materials	67,393	479,882	0.65
M3 Inc	Health Care	19,873	478,123	0.65
Oriental Land Co Ltd/Japan	Consumer Discretionary	3,053	464,087	0.63
MonotaRO Co Ltd	Industrials	17,552	458,632	0.63
Japan Airlines Co Ltd	Industrials	14,696	436,459	0.59
West Japan Railway Co	Industrials	5,063	427,428	0.58
PeptiDream Inc	Health Care	8,902	422,265	0.58
Sumitomo Corp	Industrials	27,033	421,935	0.58
SBI Holdings Inc/Japan	Financials	19,556	417,889	0.57
Tokyo Electric Power Co Holdings Inc	Utilities	85,144	416,473	0.57
CyberAgent Inc	Communication Services	10,635	408,103	0.56
Seven & i Holdings Co Ltd	Consumer Staples	10,069	384,698	0.52
Alps Alpine Co Ltd	Information Technology	20,089	374,659	0.51
Sumitomo Realty & Development Co Ltd	Real Estate	9,847	374,497	0.51
Kawasaki Heavy Industries Ltd	Industrials	16,701	369,373	0.50
LIXIL Group Corp	Industrials	20,432	358,954	0.49
Asics Corp	Consumer Discretionary	20,093	342,782	0.47
Nitto Denko Corp	Materials	7,040	338,748	0.46
MEIJI Holdings Co Ltd	Consumer Staples	4,621	336,659	0.46
Sompo Holdings Inc	Financials	8,046	336,054	0.46
Koito Manufacturing Co Ltd	Consumer Discretionary	6,782	331,089	0.45
JXTG Holdings Inc	Energy	72,551	330,320	0.45
Hitachi Chemical Co Ltd	Materials	10,091	328,895	0.45
Asahi Group Holdings Ltd	Consumer Staples	6,643	328,606	0.45
Tokyo Gas Co Ltd	Utilities	12,879	324,452	0.44
LINE Corp	Communication Services	8,838	315,832	0.43
Ajinomoto Co Inc	Consumer Staples	16,698	314,977	0.43
Amada Holdings Co Ltd	Industrials	28,964	311,739	0.42
MISUMI Group Inc	Industrials	13,210	310,625	0.42
Hikari Tsushin Inc	Consumer Discretionary	1,426	308,232	0.42
Yamaha Corp	Consumer Discretionary	6,772	303,685	0.41
Casio Computer Co Ltd	Consumer Discretionary	19,497	301,971	0.41
Sumitomo Chemical Co Ltd	Materials	67,047	300,673	0.41
Central Japan Railway Co	Industrials	1,457	299,281	0.41
Z Holdings Corp	Communication Services	106,096	298,226	0.41
Japan Exchange Group Inc	Financials	18,910	297,071	0.40
Capcom Co Ltd	Communication Services	11,192	296,272	0.40
Nissan Chemical Corp	Materials	7,091	294,725	0.40
DMG Mori Co Ltd	Industrials	20,765	293,949	0.40
Mitsubishi Motors Corp	Consumer Discretionary	66,836	289,841	0.40

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

NSK Ltd	Industrials	34,305	$288,649	0.39%
Taiheiyo Cement Corp	Materials	10,658	284,915	0.39
Toyota Tsusho Corp	Industrials	8,572	276,211	0.38
Skylark Holdings Co Ltd	Consumer Discretionary	15,158	275,553	0.38
Japan Tobacco Inc	Consumer Staples	12,543	274,406	0.37
NET One Systems Co Ltd	Information Technology	10,063	271,037	0.37
Yakult Honsha Co Ltd	Consumer Staples	4,823	269,374	0.37
Kirin Holdings Co Ltd	Consumer Staples	12,573	265,983	0.36
Suntory Beverage & Food Ltd	Consumer Staples	6,029	257,540	0.35
JSR Corp	Materials	16,087	257,188	0.35
Shiseido Co Ltd	Consumer Staples	3,181	253,779	0.35
Cosmos Pharmaceutical Corp	Consumer Staples	1,290	252,349	0.34
Yamato Holdings Co Ltd	Industrials	16,764	252,047	0.34
Trend Micro Inc/Japan	Information Technology	5,225	248,344	0.34
Fukuoka Financial Group Inc	Financials	12,888	243,228	0.33
Mitsubishi Materials Corp	Materials	8,909	240,131	0.33
Sony Financial Holdings Inc	Financials	10,870	235,398	0.32
Santen Pharmaceutical Co Ltd	Health Care	13,424	233,112	0.32
Sekisui Chemical Co Ltd	Consumer Discretionary	14,997	231,991	0.32
Astellas Pharma Inc	Health Care	16,216	230,678	0.31
Toho Co Ltd/Tokyo	Communication Services	5,197	227,516	0.31
Nippon Paint Holdings Co Ltd	Materials	4,356	225,956	0.31
NH Foods Ltd	Consumer Staples	5,607	225,268	0.31
Mitsui Mining & Smelting Co Ltd	Materials	9,446	222,982	0.30
Advantest Corp	Information Technology	5,016	221,445	0.30
Keio Corp	Industrials	3,489	217,098	0.30
Terumo Corp	Health Care	6,734	216,683	0.30
Secom Co Ltd	Industrials	2,369	215,924	0.29
Sumitomo Metal Mining Co Ltd	Materials	6,971	215,740	0.29
Aozora Bank Ltd	Financials	8,497	212,294	0.29
Sumitomo Dainippon Pharma Co Ltd	Health Care	12,907	211,828	0.29
Welcia Holdings Co Ltd	Consumer Staples	4,199	211,202	0.29
Nomura Real Estate Holdings Inc	Real Estate	9,757	210,577	0.29
Pola Orbis Holdings Inc	Consumer Staples	9,292	207,841	0.28
ANA Holdings Inc	Industrials	6,172	207,386	0.28
Ono Pharmaceutical Co Ltd	Health Care	11,437	206,960	0.28
Konica Minolta Inc	Information Technology	29,615	205,921	0.28
Park24 Co Ltd	Industrials	8,863	205,530	0.28
Furukawa Electric Co Ltd	Industrials	8,417	202,262	0.28
GungHo Online Entertainment Inc	Communication Services	8,914	201,936	0.28
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	8,801	197,262	0.27
NTN Corp	Industrials	68,245	195,618	0.27
TIS Inc	Information Technology	3,388	195,148	0.27
Sumitomo Rubber Industries Ltd	Consumer Discretionary	16,096	190,805	0.26
Toyota Motor Corp	Consumer Discretionary	2,849	190,124	0.26
Kintetsu Group Holdings Co Ltd	Industrials	3,641	189,540	0.26
Yamada Denki Co Ltd	Consumer Discretionary	38,766	187,468	0.26
Tokyu Corp	Industrials	9,941	186,417	0.25
Lawson Inc	Consumer Staples	3,639	186,065	0.25
Hoshizaki Corp	Industrials	2,360	185,299	0.25
Japan Airport Terminal Co Ltd	Industrials	4,262	184,429	0.25
Daito Trust Construction Co Ltd	Real Estate	1,428	182,334	0.25
Yoshinoya Holdings Co Ltd	Consumer Discretionary	7,982	180,458	0.25
Nichirei Corp	Consumer Staples	7,902	180,022	0.25
Konami Holdings Corp	Communication Services	3,703	178,751	0.24
Hulic Co Ltd	Real Estate	17,378	177,552	0.24
Chugoku Electric Power Co Inc/The	Utilities	13,791	177,117	0.24
ABC-Mart Inc	Consumer Discretionary	2,769	175,882	0.24
Aisin Seiki Co Ltd	Consumer Discretionary	5,586	175,354	0.24
Takashimaya Co Ltd	Consumer Discretionary	15,012	174,762	0.24
Nissin Foods Holdings Co Ltd	Consumer Staples	2,405	173,427	0.24
Sojitz Corp	Industrials	55,554	172,078	0.23
Toyo Suisan Kaisha Ltd	Consumer Staples	4,204	168,333	0.23
Lion Corp	Consumer Staples	8,200	161,583	0.22
Square Enix Holdings Co Ltd	Communication Services	3,314	160,874	0.22
Shimamura Co Ltd	Consumer Discretionary	2,026	160,391	0.22
Nippon Suisan Kaisha Ltd	Consumer Staples	28,221	159,438	0.22
USS Co Ltd	Consumer Discretionary	8,210	159,196	0.22
Tsuruha Holdings Inc	Consumer Staples	1,450	157,767	0.22
Unicharm Corp	Consumer Staples	4,952	156,609	0.21
Rohto Pharmaceutical Co Ltd	Consumer Staples	5,676	154,715	0.21
JTEKT Corp	Industrials	13,483	154,461	0.21
Itochu Techno-Solutions Corp	Information Technology	5,833	154,360	0.21
Taiyo Nippon Sanso Corp	Materials	7,643	154,266	0.21
Tobu Railway Co Ltd	Industrials	4,667	151,030	0.21
Electric Power Development Co Ltd	Utilities	6,560	149,517	0.20
Ryohin Keikaku Co Ltd	Consumer Discretionary	7,999	149,257	0.20
Nifco Inc/Japan	Consumer Discretionary	6,187	147,645	0.20

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Oracle Corp Japan	Information Technology	1,667	$144,442	0.20%
Sundrug Co Ltd	Consumer Staples	4,542	142,788	0.19
Ezaki Glico Co Ltd	Consumer Staples	3,425	142,030	0.19
Asahi Intecc Co Ltd	Health Care	5,352	140,385	0.19
Ain Holdings Inc	Consumer Staples	2,382	138,548	0.19
Nippon Paper Industries Co Ltd	Materials	8,513	138,455	0.19
Otsuka Corp	Information Technology	3,478	138,452	0.19
Sankyo Co Ltd	Consumer Discretionary	4,020	138,085	0.19
Yokohama Rubber Co Ltd/The	Consumer Discretionary	6,904	137,962	0.19
Osaka Gas Co Ltd	Utilities	7,215	137,901	0.19
Otsuka Holdings Co Ltd	Health Care	3,681	137,505	0.19
Toho Gas Co Ltd	Utilities	3,580	136,710	0.19
Hankyu Hanshin Holdings Inc	Industrials	3,547	136,598	0.19
Kyushu Electric Power Co Inc	Utilities	14,252	134,412	0.18
Mitsubishi Tanabe Pharma Corp	Health Care	12,225	133,944	0.18
Benesse Holdings Inc	Consumer Discretionary	5,130	133,098	0.18
Chubu Electric Power Co Inc	Utilities	9,164	132,607	0.18
Yamazaki Baking Co Ltd	Consumer Staples	7,316	130,416	0.18
Fuji Oil Holdings Inc	Consumer Staples	4,489	129,926	0.18
Tokuyama Corp	Materials	5,592	128,067	0.17
Azbil Corp	Information Technology	4,771	127,439	0.17
Sawai Pharmaceutical Co Ltd	Health Care	2,445	126,167	0.17
ITOCHU Corp	Industrials	6,056	124,931	0.17
Rinnai Corp	Consumer Discretionary	1,855	124,492	0.17
Hakuhodo DY Holdings Inc	Communication Services	8,565	123,629	0.17
K’s Holdings Corp	Consumer Discretionary	11,342	123,329	0.17
Nisshin Seifun Group Inc	Consumer Staples	6,635	122,578	0.17
Sapporo Holdings Ltd	Consumer Staples	4,904	122,158	0.17
Topcon Corp	Information Technology	9,199	121,887	0.17
Kyowa Exeo Corp	Industrials	5,027	121,777	0.17
Yamaha Motor Co Ltd	Consumer Discretionary	6,626	119,958	0.16
Tohoku Electric Power Co Inc	Utilities	12,293	119,801	0.16
Sumitomo Osaka Cement Co Ltd	Materials	2,795	119,517	0.16
Suzuken Co Ltd/Aichi Japan	Health Care	2,206	118,310	0.16
Toray Industries Inc	Materials	15,822	117,345	0.16
Odakyu Electric Railway Co Ltd	Industrials	4,891	117,049	0.16
Rengo Co Ltd	Materials	16,261	116,974	0.16
Calbee Inc	Consumer Staples	3,758	116,758	0.16
Kansai Electric Power Co Inc/The	Utilities	10,332	115,455	0.16
Taisei Corp	Industrials	2,981	115,342	0.16
Miura Co Ltd	Industrials	4,133	115,025	0.16
Shionogi & Co Ltd	Health Care	2,069	114,740	0.16
NOK Corp	Consumer Discretionary	7,739	114,643	0.16
SCSK Corp	Information Technology	2,438	114,306	0.16
Keikyu Corp	Industrials	5,887	114,039	0.16
Nagoya Railroad Co Ltd	Industrials	3,798	113,435	0.15
Aeon Co Ltd	Consumer Staples	5,998	109,837	0.15
COMSYS Holdings Corp	Industrials	3,865	109,351	0.15
Ito En Ltd	Consumer Staples	2,315	108,945	0.15
Hitachi Ltd	Information Technology	2,918	108,554	0.15
Sugi Holdings Co Ltd	Consumer Staples	1,984	107,297	0.15
Fujitsu General Ltd	Consumer Discretionary	6,448	107,264	0.15
Fuji Media Holdings Inc	Communication Services	8,333	107,178	0.15
Meitec Corp	Industrials	2,139	104,646	0.14
AEON Financial Service Co Ltd	Financials	6,701	100,747	0.14
Keihan Holdings Co Ltd	Industrials	2,258	100,320	0.14
Morinaga Milk Industry Co Ltd	Consumer Staples	2,588	98,582	0.13
Sony Corp	Consumer Discretionary	1,659	97,347	0.13
Obic Co Ltd	Information Technology	853	97,117	0.13
Stanley Electric Co Ltd	Consumer Discretionary	3,639	96,095	0.13
Amano Corp	Information Technology	3,122	94,965	0.13
Zensho Holdings Co Ltd	Consumer Discretionary	4,399	94,768	0.13
Nippon Shinyaku Co Ltd	Health Care	1,123	94,361	0.13
Toyoda Gosei Co Ltd	Consumer Discretionary	4,713	94,262	0.13
Obayashi Corp	Industrials	9,452	94,042	0.13
Nippon Television Holdings Inc	Communication Services	7,327	93,762	0.13
Sanwa Holdings Corp	Industrials	8,373	93,524	0.13
Morinaga & Co Ltd/Japan	Consumer Staples	1,922	93,295	0.13
Maruha Nichiro Corp	Consumer Staples	3,670	92,431	0.13
Kagome Co Ltd	Consumer Staples	3,600	90,830	0.12
Air Water Inc	Materials	4,987	89,084	0.12
Kamigumi Co Ltd	Industrials	3,891	88,084	0.12
Daiichi Sankyo Co Ltd	Health Care	1,392	87,582	0.12
TS Tech Co Ltd	Consumer Discretionary	2,868	86,973	0.12
Keisei Electric Railway Co Ltd	Industrials	2,115	86,921	0.12
Resorttrust Inc	Consumer Discretionary	5,364	86,690	0.12
Kyudenko Corp	Industrials	2,580	85,882	0.12
Zenkoku Hosho Co Ltd	Financials	2,116	82,283	0.11

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

TechnoPro Holdings Inc	Industrials	1,386	$82,008	0.11%
Sohgo Security Services Co Ltd	Industrials	1,565	81,927	0.11
House Foods Group Inc	Consumer Staples	2,177	81,307	0.11
Izumi Co Ltd	Consumer Discretionary	2,076	81,207	0.11
Nihon Kohden Corp	Health Care	2,750	80,728	0.11
Maruichi Steel Tube Ltd	Materials	3,055	80,593	0.11
Daiichikosho Co Ltd	Communication Services	1,746	80,581	0.11
Mitsubishi UFJ Financial Group Inc	Financials	15,713	79,674	0.11
Kakaku.com Inc	Communication Services	3,202	78,706	0.11
Keyence Corp	Information Technology	126	77,694	0.11
Rakuten Inc	Consumer Discretionary	7,885	77,651	0.11
Nankai Electric Railway Co Ltd	Industrials	3,030	76,621	0.10
Mitsui E&S Holdings Co Ltd	Industrials	8,673	76,027	0.10
Honda Motor Co Ltd	Consumer Discretionary	2,932	75,876	0.10
Kuraray Co Ltd	Materials	6,181	75,842	0.10
GS Yuasa Corp	Industrials	4,378	75,586	0.10
Glory Ltd	Industrials	2,680	75,095	0.10
Kaken Pharmaceutical Co Ltd	Health Care	1,541	71,381	0.10
Seibu Holdings Inc	Industrials	4,029	70,149	0.10
Aoyama Trading Co Ltd	Consumer Discretionary	3,990	69,428	0.09
Megmilk Snow Brand Co Ltd	Consumer Staples	2,875	69,137	0.09
Toho Holdings Co Ltd	Health Care	2,989	69,124	0.09
Hokuriku Electric Power Co	Utilities	9,832	66,000	0.09
Shochiku Co Ltd	Communication Services	494	63,945	0.09
Medipal Holdings Corp	Health Care	2,866	63,767	0.09
Kewpie Corp	Consumer Staples	2,728	63,643	0.09
Shikoku Electric Power Co Inc	Utilities	6,737	63,474	0.09
Sanrio Co Ltd	Consumer Discretionary	3,233	62,215	0.08
Nintendo Co Ltd	Communication Services	166	61,277	0.08
H2O Retailing Corp	Consumer Discretionary	5,606	61,222	0.08
Daikin Industries Ltd	Industrials	453	59,431	0.08
Mitsubishi Corp	Industrials	2,403	58,891	0.08
Hokkaido Electric Power Co Inc	Utilities	11,094	58,365	0.08
Hitachi High-Technologies Corp	Information Technology	1,001	57,772	0.08
Kinden Corp	Industrials	3,772	55,912	0.08
DeNA Co Ltd	Communication Services	3,136	55,293	0.08
Tokyo Century Corp	Financials	1,177	54,380	0.07
Acom Co Ltd	Financials	13,699	53,706	0.07
Kajima Corp	Industrials	4,054	53,120	0.07
Nipro Corp	Health Care	4,675	52,437	0.07
Sega Sammy Holdings Inc	Consumer Discretionary	3,720	52,012	0.07
Mitsubishi Logistics Corp	Industrials	2,029	51,525	0.07
Sekisui House Ltd	Consumer Discretionary	2,553	50,171	0.07
Wacoal Holdings Corp	Consumer Discretionary	1,951	50,105	0.07
Iwatani Corp	Energy	1,457	49,162	0.07
Colowide Co Ltd	Consumer Discretionary	2,635	48,651	0.07
Shimachu Co Ltd	Consumer Discretionary	1,979	48,300	0.07
Nippon Light Metal Holdings Co Ltd	Materials	26,701	47,896	0.07
Toyobo Co Ltd	Materials	3,592	47,061	0.06
Lintec Corp	Materials	2,297	45,379	0.06
Tsumura & Co	Health Care	1,697	45,338	0.06
Nomura Research Institute Ltd	Information Technology	2,245	44,644	0.06
Nexon Co Ltd	Communication Services	3,549	43,022	0.06
Valor Holdings Co Ltd	Consumer Staples	2,474	41,635	0.06
Maeda Road Construction Co Ltd	Industrials	1,876	40,755	0.06
Duskin Co Ltd	Industrials	1,573	40,496	0.06
Marubeni Corp	Industrials	6,055	40,185	0.05
Sotetsu Holdings Inc	Industrials	1,538	40,148	0.05
Alfresa Holdings Corp	Health Care	1,798	40,125	0.05
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	523	39,785	0.05
SMC Corp/Japan	Industrials	92	39,181	0.05
SG Holdings Co Ltd	Industrials	1,595	39,006	0.05
TV Asahi Holdings Corp	Communication Services	2,436	38,182	0.05
Nishimatsu Construction Co Ltd	Industrials	2,029	37,701	0.05
Nishi-Nippon Railroad Co Ltd	Industrials	1,617	35,472	0.05
Japan Post Holdings Co Ltd	Financials	3,842	35,351	0.05
Ibiden Co Ltd	Information Technology	1,743	35,053	0.05
Kokuyo Co Ltd	Industrials	2,504	34,909	0.05
Okumura Corp	Industrials	1,298	34,628	0.05
Nihon Parkerizing Co Ltd	Materials	3,179	34,424	0.05
Daifuku Co Ltd	Industrials	644	33,175	0.05
NOF Corp	Materials	998	32,798	0.04
Anritsu Corp	Information Technology	1,664	32,597	0.04
ZOZO Inc	Consumer Discretionary	1,415	32,595	0.04
Toppan Printing Co Ltd	Industrials	1,788	31,608	0.04
Brother Industries Ltd	Information Technology	1,732	31,320	0.04
Isuzu Motors Ltd	Consumer Discretionary	2,816	30,996	0.04
GMO Payment Gateway Inc	Information Technology	463	30,959	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MLGSFDJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Relo Group Inc	Real Estate	1,261	$30,872	0.04%
Autobacs Seven Co Ltd	Consumer Discretionary	1,878	30,696	0.04
Sumitomo Heavy Industries Ltd	Industrials	1,035	30,623	0.04
Mitsui & Co Ltd	Industrials	1,871	30,592	0.04
Nippon Electric Glass Co Ltd	Information Technology	1,352	30,056	0.04
Fujitsu Ltd	Information Technology	374	29,930	0.04
Tokai Rika Co Ltd	Consumer Discretionary	1,770	29,890	0.04
Japan Post Insurance Co Ltd	Financials	1,965	29,621	0.04
NHK Spring Co Ltd	Consumer Discretionary	3,866	29,457	0.04
Hokuhoku Financial Group Inc	Financials	3,028	29,255	0.04
Oki Electric Industry Co Ltd	Information Technology	2,149	29,233	0.04
Nishi-Nippon Financial Holdings Inc	Financials	4,100	28,697	0.04
Mochida Pharmaceutical Co Ltd	Health Care	750	28,644	0.04
Daishi Hokuetsu Financial Group Inc	Financials	1,135	28,515	0.04
J Front Retailing Co Ltd	Consumer Discretionary	2,384	27,866	0.04
Toyota Industries Corp	Consumer Discretionary	480	27,514	0.04
Credit Saison Co Ltd	Financials	2,053	27,507	0.04
Nippon Kayaku Co Ltd	Materials	2,296	27,385	0.04
KYORIN Holdings Inc	Health Care	1,646	27,230	0.04
Taisho Pharmaceutical Holdings Co Ltd	Health Care	373	27,044	0.04
SUMCO Corp	Information Technology	1,991	26,689	0.04
ORIX Corp	Financials	1,685	25,106	0.03
North Pacific Bank Ltd	Financials	11,632	24,630	0.03
Kubota Corp	Industrials	1,590	24,030	0.03
Jafco Co Ltd	Financials	620	23,400	0.03
Ulvac Inc	Information Technology	575	23,061	0.03
Miraca Holdings Inc	Health Care	984	22,395	0.03
Dai Nippon Printing Co Ltd	Industrials	862	22,255	0.03
77 Bank Ltd/The	Financials	1,443	21,383	0.03
Sangetsu Corp	Consumer Discretionary	1,120	21,041	0.03
Suzuki Motor Corp	Consumer Discretionary	493	20,892	0.03
Mebuki Financial Group Inc	Financials	8,448	20,778	0.03
Ricoh Co Ltd	Information Technology	2,142	19,273	0.03
Fuji Electric Co Ltd	Industrials	596	18,226	0.02
Hanwa Co Ltd	Industrials	632	17,249	0.02
San-In Godo Bank Ltd/The	Financials	2,839	17,220	0.02
Resona Holdings Inc	Financials	3,955	16,933	0.02
Dowa Holdings Co Ltd	Materials	480	16,375	0.02
Horiba Ltd	Information Technology	274	15,830	0.02
Sankyu Inc	Industrials	304	15,760	0.02
Maeda Corp	Industrials	1,775	15,456	0.02
Hiroshima Bank Ltd/The	Financials	3,108	15,348	0.02
Sumitomo Mitsui Trust Holdings Inc	Financials	418	15,065	0.02
Oji Holdings Corp	Materials	3,229	15,048	0.02
Asahi Kasei Corp	Materials	1,490	14,655	0.02
Shinsei Bank Ltd	Financials	992	14,440	0.02
Mitsui Chemicals Inc	Materials	589	13,167	0.02
Showa Denko KK	Materials	502	13,123	0.02
Nagase & Co Ltd	Industrials	925	12,878	0.02
Kissei Pharmaceutical Co Ltd	Health Care	528	12,707	0.02
Tokyo Broadcasting System Holdings Inc	Communication Services	774	12,509	0.02
Persol Holdings Co Ltd	Industrials	647	12,215	0.02
Mitsubishi UFJ Lease & Finance Co Ltd	Financials	2,085	12,028	0.02
Seino Holdings Co Ltd	Industrials	955	11,938	0.02
Zeon Corp	Materials	953	11,603	0.02
Toyo Seikan Group Holdings Ltd	Materials	710	11,004	0.01
Mitsubishi Gas Chemical Co Inc	Materials	804	10,722	0.01
Kiyo Bank Ltd/The	Financials	665	10,327	0.01
T&D Holdings Inc	Financials	924	9,784	0.01
Tokai Carbon Co Ltd	Materials	876	8,809	0.01
Teijin Ltd	Materials	418	8,027	0.01
Yamato Kogyo Co Ltd	Materials	299	7,407	0.01
Citizen Watch Co Ltd	Information Technology	1,384	6,759	0.01
Hitachi Metals Ltd	Materials	583	6,287	0.01
Nikkon Holdings Co Ltd	Industrials	273	6,208	0.01
Nabtesco Corp	Industrials	189	5,838	0.01
Daicel Corp	Materials	646	5,455	0.01
Nachi-Fujikoshi Corp	Industrials	118	5,276	0.01
Kyowa Kirin Co Ltd	Health Care	265	5,145	0.01
Canon Marketing Japan Inc	Information Technology	196	4,152	0.01
Ube Industries Ltd	Materials	196	3,959	0.01
Sumitomo Bakelite Co Ltd	Materials	100	3,888	0.01
Seiko Epson Corp	Information Technology	276	3,885	0.01
Pilot Corp	Industrials	93	3,426	0.00
Yamaguchi Financial Group Inc	Financials	460	3,153	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

L’Oreal SA	Consumer Staples	8,386	$2,348,777	3.34%
Allianz SE	Financials	9,814	2,288,342	3.26
TOTAL SA	Energy	41,810	2,182,862	3.11
adidas AG	Consumer Discretionary	6,942	2,162,162	3.08
SAP SE	Information Technology	17,202	2,023,305	2.88
Enel SpA	Utilities	257,325	1,922,112	2.74
Bayer AG	Health Care	24,118	1,701,055	2.42
Deutsche Telekom AG	Communication Services	85,798	1,440,043	2.05
Danone SA	Consumer Staples	16,292	1,435,627	2.04
Air Liquide SA	Materials	9,635	1,372,029	1.95
Deutsche Boerse AG	Financials	7,860	1,228,945	1.75
Airbus SE	Industrials	9,436	1,226,355	1.75
Koninklijke Ahold Delhaize NV	Consumer Staples	46,785	1,170,919	1.67
Covestro AG	Materials	19,990	989,474	1.41
Michelin	Consumer Discretionary	8,011	894,362	1.27
Schneider Electric SE	Industrials	10,046	881,770	1.26
HeidelbergCement AG	Materials	12,044	870,900	1.24
Peugeot SA	Consumer Discretionary	33,757	842,110	1.20
Merck KGaA	Health Care	7,035	792,711	1.13
Akzo Nobel NV	Materials	8,792	784,012	1.12
Eni SpA	Energy	50,119	766,880	1.09
Wolters Kluwer NV	Industrials	10,419	760,857	1.08
KBC Group NV	Financials	11,663	758,149	1.08
Sampo Oyj	Financials	19,017	756,365	1.08
CRH PLC	Materials	21,621	744,689	1.06
Beiersdorf AG	Consumer Staples	6,186	729,735	1.04
Kering SA	Consumer Discretionary	1,379	703,085	1.00
ING Groep NV	Financials	67,036	701,951	1.00
Iberdrola SA	Utilities	65,247	678,376	0.97
Sanofi	Health Care	7,100	658,482	0.94
Ferrari NV	Consumer Discretionary	4,152	640,779	0.91
Unilever NV	Consumer Staples	10,611	638,013	0.91
Valeo SA	Consumer Discretionary	18,923	613,804	0.87
FinecoBank Banca Fineco SpA	Financials	57,714	611,129	0.87
Deutsche Post AG	Industrials	17,390	581,026	0.83
Cie de Saint-Gobain	Industrials	13,601	533,850	0.76
Neste Oyj	Energy	15,599	516,512	0.74
Ageas	Financials	9,075	503,459	0.72
Prysmian SpA	Industrials	22,711	487,812	0.69
Atos SE	Information Technology	6,748	475,905	0.68
Accor SA	Consumer Discretionary	11,332	472,609	0.67
Thales SA	Industrials	4,000	460,053	0.65
Deutsche Lufthansa AG	Industrials	27,875	443,116	0.63
Enagas SA	Utilities	18,768	435,042	0.62
Legrand SA	Industrials	6,078	433,943	0.62
Fresenius Medical Care AG & Co KGaA	Health Care	6,340	426,469	0.61
Pernod Ricard SA	Consumer Staples	2,371	422,334	0.60
Munich Re	Financials	1,615	418,107	0.60
Faurecia SE	Consumer Discretionary	8,319	394,729	0.56
Vonovia SE	Real Estate	7,455	378,354	0.54
Heineken NV	Consumer Staples	3,457	373,777	0.53
Endesa SA	Utilities	14,160	372,698	0.53
Poste Italiane SpA	Financials	32,484	369,396	0.53
Terna Rete Elettrica Nazionale SpA	Utilities	57,022	366,434	0.52
Erste Group Bank AG	Financials	10,620	351,309	0.50
Suez	Utilities	22,036	346,566	0.49
Snam SpA	Utilities	67,721	342,155	0.49
Deutsche Wohnen SE	Real Estate	9,208	336,229	0.48
EssilorLuxottica SA	Consumer Discretionary	2,322	334,856	0.48
Hannover Rueck SE	Financials	1,970	333,109	0.47
Saipem SpA	Energy	73,444	332,474	0.47
Hermes International	Consumer Discretionary	472	326,419	0.46
E.ON SE	Utilities	33,539	326,151	0.46
Zalando SE	Consumer Discretionary	6,966	318,089	0.45
Evonik Industries AG	Materials	12,810	316,339	0.45
Red Electrica Corp SA	Utilities	15,301	310,876	0.44
Kerry Group PLC	Consumer Staples	2,533	296,360	0.42
Koninklijke KPN NV	Communication Services	91,595	285,712	0.41
UCB SA	Health Care	3,817	277,132	0.39
Air France-KLM	Industrials	26,411	276,495	0.39
Valmet Oyj	Industrials	13,995	271,758	0.39
Gecina SA	Real Estate	1,724	271,080	0.39
Ryanair Holdings PLC	Industrials	22,744	261,740	0.37
LANXESS AG	Materials	4,285	261,647	0.37
Proximus SADP	Communication Services	8,764	260,380	0.37
Fiat Chrysler Automobiles NV	Consumer Discretionary	19,537	252,888	0.36

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Aroundtown SA	Real Estate	30,823	$252,178	0.36%
LEG Immobilien AG	Real Estate	2,130	243,814	0.35
Rheinmetall AG	Industrials	1,924	243,387	0.35
Davide Campari-Milano SpA	Consumer Staples	26,358	238,236	0.34
Bankinter SA	Financials	37,639	237,774	0.34
Orange SA	Communication Services	14,685	230,478	0.33
Brenntag AG	Industrials	4,670	226,092	0.32
Symrise AG	Materials	2,322	225,752	0.32
Elisa Oyj	Communication Services	4,355	224,578	0.32
A2A SpA	Utilities	120,727	221,668	0.32
Amadeus IT Group SA	Information Technology	3,004	215,255	0.31
Eutelsat Communications SA	Communication Services	11,554	215,105	0.31
Telefonica Deutschland Holding AG	Communication Services	75,643	210,967	0.30
Signify NV	Industrials	7,630	209,896	0.30
Amplifon SpA	Health Care	8,529	209,234	0.30
ASR Nederland NV	Financials	5,537	204,484	0.29
Veolia Environnement SA	Utilities	8,028	203,601	0.29
Sodexo SA	Consumer Discretionary	1,810	203,257	0.29
Ipsen SA	Health Care	2,137	202,896	0.29
Puma SE	Consumer Discretionary	2,617	202,579	0.29
Recordati SpA	Health Care	4,587	196,836	0.28
Dassault Systemes SE	Information Technology	1,353	192,834	0.27
Carl Zeiss Meditec AG	Health Care	1,683	191,981	0.27
Kingspan Group PLC	Industrials	3,905	190,739	0.27
HOCHTIEF AG	Industrials	1,658	189,110	0.27
Orpea	Health Care	1,542	188,448	0.27
ANDRITZ AG	Industrials	4,604	188,230	0.27
Smurfit Kappa Group PLC	Materials	6,320	188,109	0.27
Ferrovial SA	Industrials	6,472	187,071	0.27
DiaSorin SpA	Health Care	1,594	185,386	0.26
Colruyt SA	Consumer Staples	3,326	182,328	0.26
Industria de Diseno Textil SA	Consumer Discretionary	5,886	182,247	0.26
Italgas SpA	Utilities	28,082	181,322	0.26
Aalberts NV	Industrials	4,521	179,244	0.26
Aeroports de Paris	Industrials	986	175,434	0.25
Covivio	Real Estate	1,585	167,770	0.24
Knorr-Bremse AG	Industrials	1,710	160,778	0.23
Naturgy Energy Group SA	Utilities	5,992	159,010	0.23
Hera SpA	Utilities	38,120	156,526	0.22
TAG Immobilien AG	Real Estate	6,787	154,959	0.22
Heineken Holding NV	Consumer Staples	1,544	153,769	0.22
EDP - Energias de Portugal SA	Utilities	39,283	152,558	0.22
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	378	150,139	0.21
Kesko Oyj	Consumer Staples	2,354	148,775	0.21
Klepierre SA	Real Estate	4,279	145,380	0.21
IMCD NV	Industrials	1,902	140,739	0.20
Vinci SA	Industrials	1,289	138,925	0.20
Fortum Oyj	Utilities	5,808	137,354	0.20
Hella GmbH & Co KGaA	Consumer Discretionary	3,059	136,789	0.19
Societe BIC SA	Industrials	2,032	136,458	0.19
Orion Oyj	Health Care	3,630	135,438	0.19
Merlin Properties Socimi SA	Real Estate	9,663	134,966	0.19
Alstom SA	Industrials	3,239	134,295	0.19
Getlink SE	Industrials	8,935	134,237	0.19
voestalpine AG	Materials	5,764	132,474	0.19
Jeronimo Martins SGPS SA	Consumer Staples	7,831	132,171	0.19
Euronext NV	Financials	1,592	130,285	0.19
Teleperformance	Industrials	599	129,998	0.19
Randstad NV	Industrials	2,562	125,942	0.18
Atlantia SpA	Industrials	5,173	125,144	0.18
Fraport AG Frankfurt Airport Services Wo	Industrials	1,468	124,586	0.18
Bureau Veritas SA	Industrials	4,841	116,636	0.17
KION Group AG	Industrials	2,216	116,585	0.17
Publicis Groupe SA	Communication Services	2,318	114,010	0.16
Verbund AG	Utilities	2,029	111,055	0.16
Inmobiliaria Colonial Socimi SA	Real Estate	9,152	110,457	0.16
Telenet Group Holding NV	Communication Services	2,287	107,965	0.15
Glanbia PLC	Consumer Staples	8,510	105,775	0.15
QIAGEN NV	Health Care	3,205	104,966	0.15
AXA SA	Financials	3,972	101,475	0.14
Ingenico Group SA	Information Technology	1,021	99,596	0.14
Gerresheimer AG	Health Care	1,387	99,485	0.14
GRENKE AG	Financials	1,205	99,327	0.14
Elis SA	Industrials	5,554	98,226	0.14
Flutter Entertainment PLC	Consumer Discretionary	1,043	97,533	0.14
ASML Holding NV	Information Technology	390	96,601	0.14
Dialog Semiconductor PLC	Information Technology	2,008	95,079	0.14
Lagardere SCA	Communication Services	4,247	93,989	0.13

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Assicurazioni Generali SpA	Financials	4,838	$93,797	0.13%
METRO AG	Consumer Staples	5,885	92,909	0.13
Boskalis Westminster	Industrials	4,366	91,103	0.13
Rubis SCA	Utilities	1,564	90,906	0.13
ICADE	Real Estate	1,008	90,209	0.13
Sartorius Stedim Biotech	Health Care	623	87,159	0.12
Safran SA	Industrials	550	86,694	0.12
BioMerieux	Health Care	955	79,056	0.11
Warehouses De Pauw CVA	Real Estate	430	78,956	0.11
Alten SA	Information Technology	674	76,970	0.11
Koninklijke DSM NV	Materials	623	75,022	0.11
Cellnex Telecom SA	Communication Services	1,753	72,429	0.10
RTL Group SA	Communication Services	1,498	72,041	0.10
Anheuser-Busch InBev SA/NV	Consumer Staples	728	69,394	0.10
RWE AG	Utilities	2,199	68,790	0.10
Societe Generale SA	Financials	2,507	68,709	0.10
Cofinimmo SA	Real Estate	478	67,286	0.10
Grand City Properties SA	Real Estate	2,850	64,142	0.09
Banco Bilbao Vizcaya Argentaria SA	Financials	12,141	63,283	0.09
Grifols SA	Health Care	2,145	63,250	0.09
Viscofan SA	Consumer Staples	1,292	60,578	0.09
Remy Cointreau SA	Consumer Staples	452	60,089	0.09
Fresenius SE & Co KGaA	Health Care	1,277	59,731	0.09
UniCredit SpA	Financials	5,046	59,528	0.08
Wienerberger AG	Materials	2,373	57,808	0.08
Groupe Bruxelles Lambert SA	Financials	588	56,470	0.08
Sofina SA	Financials	254	56,450	0.08
Credit Agricole SA	Financials	4,539	55,132	0.08
Carrefour SA	Consumer Staples	3,117	54,580	0.08
Banco de Sabadell SA	Financials	56,229	54,576	0.08
BNP Paribas SA	Financials	1,093	53,255	0.08
Edenred	Industrials	1,108	53,178	0.08
ASM International NV	Information Technology	559	51,517	0.07
Aena SME SA	Industrials	258	47,236	0.07
Banco Santander SA	Financials	11,411	46,489	0.07
Telefonica SA	Communication Services	5,964	45,524	0.06
Ackermans & van Haaren NV	Financials	298	45,296	0.06
SCOR SE	Financials	1,070	44,188	0.06
Engie SA	Utilities	2,636	43,052	0.06
Argenx SE	Health Care	379	43,016	0.06
SEB SA	Consumer Discretionary	277	42,060	0.06
Capgemini SE	Information Technology	325	38,333	0.05
Unione di Banche Italiane SpA	Financials	13,417	37,684	0.05
Daimler AG	Consumer Discretionary	719	35,739	0.05
Bank of Ireland Group PLC	Financials	8,567	33,998	0.05
Dassault Aviation SA	Industrials	24	33,703	0.05
Bechtle AG	Information Technology	328	33,380	0.05
ArcelorMittal	Materials	2,338	32,898	0.05
Koninklijke Vopak NV	Energy	631	32,467	0.05
Pirelli & C SpA	Consumer Discretionary	5,389	31,893	0.05
Sopra Steria Group	Information Technology	240	29,933	0.04
Metso Oyj	Industrials	787	29,415	0.04
Repsol SA	Energy	1,856	29,021	0.04
Adyen NV	Information Technology	44	28,697	0.04
Telecom Italia SpA/Milano	Communication Services	50,078	28,584	0.04
SBM Offshore NV	Energy	1,715	28,521	0.04
CNP Assurances	Financials	1,472	28,464	0.04
Aegon NV	Financials	6,834	28,439	0.04
ACS Actividades de Construccion y Servic	Industrials	706	28,203	0.04
Eiffage SA	Industrials	269	27,874	0.04
Huhtamaki Oyj	Materials	662	26,405	0.04
Mapfre SA	Financials	9,786	26,365	0.04
SPIE SA	Industrials	1,301	26,057	0.04
Solvay SA	Materials	250	25,865	0.04
Bollore SA	Industrials	6,150	25,492	0.04
NN Group NV	Financials	704	24,961	0.04
UPM-Kymmene Oyj	Materials	823	24,324	0.03
Arkema SA	Materials	257	23,982	0.03
Commerzbank AG	Financials	4,112	23,859	0.03
Continental AG	Consumer Discretionary	181	23,226	0.03
Stora Enso Oyj	Materials	1,868	22,513	0.03
Nokia Oyj	Information Technology	4,119	20,884	0.03
Evotec SE	Health Care	908	20,209	0.03
Worldline SA/France	Information Technology	319	20,145	0.03
Renault SA	Consumer Discretionary	329	18,869	0.03
Natixis SA	Financials	3,089	12,816	0.02
Nemetschek SE	Information Technology	245	12,505	0.02
United Internet AG	Communication Services	325	11,606	0.02
Rexel SA	Industrials	961	10,292	0.01
Mediobanca Banca di Credito Finanziario	Financials	940	10,266	0.01
Casino Guichard Perrachon SA	Consumer Staples	185	8,836	0.01
OMV AG	Energy	160	8,584	0.01
HUGO BOSS AG	Consumer Discretionary	133	7,146	0.01
Konecranes Oyj	Industrials	202	6,482	0.01
Freenet AG	Communication Services	288	5,942	0.01
GEA Group AG	Industrials	209	5,641	0.01
Raiffeisen Bank International AG	Financials	239	5,544	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

GlaxoSmithKline PLC	Health Care	49,069	$1,052,092	6.18%
Royal Dutch Shell PLC	Energy	31,524	923,622	5.42
Diageo PLC	Consumer Staples	20,459	838,061	4.92
Unilever PLC	Consumer Staples	10,236	615,192	3.61
BHP Group PLC	Materials	21,063	448,462	2.63
Vodafone Group PLC	Communication Services	209,717	417,547	2.45
Compass Group PLC	Consumer Discretionary	16,202	416,758	2.45
RELX PLC	Industrials	16,203	384,823	2.26
AstraZeneca PLC	Health Care	3,514	313,574	1.84
HSBC Holdings PLC	Financials	35,774	274,609	1.61
Premier Oil PLC	Energy	252,493	241,863	1.42
Tesco PLC	Consumer Staples	76,585	226,838	1.33
British American Tobacco PLC	Consumer Staples	5,957	220,190	1.29
Experian PLC	Industrials	6,598	210,751	1.24
Anglo American PLC	Materials	8,910	204,892	1.20
Smith & Nephew PLC	Health Care	7,804	187,886	1.10
Rio Tinto PLC	Materials	3,483	180,172	1.06
Reckitt Benckiser Group PLC	Consumer Staples	2,231	173,941	1.02
United Utilities Group PLC	Utilities	17,074	173,289	1.02
Polymetal International PLC	Materials	12,212	171,094	1.00
Aviva PLC	Financials	34,305	168,347	0.99
Admiral Group PLC	Financials	6,293	163,796	0.96
3i Group PLC	Financials	11,410	163,572	0.96
Prudential PLC	Financials	9,004	163,225	0.96
Centrica PLC	Utilities	169,805	153,894	0.90
Wm Morrison Supermarkets PLC	Consumer Staples	60,631	149,255	0.88
Legal & General Group PLC	Financials	46,664	142,457	0.84
Lloyds Banking Group PLC	Financials	203,693	135,476	0.80
Standard Life Aberdeen PLC	Financials	38,007	133,501	0.78
Sage Group PLC/The	Information Technology	15,425	131,073	0.77
Glencore PLC	Materials	42,964	129,235	0.76
John Wood Group PLC	Energy	27,566	128,704	0.76
Centamin PLC	Materials	81,987	126,662	0.74
Direct Line Insurance Group PLC	Financials	34,071	125,705	0.74
Barclays PLC	Financials	65,393	120,873	0.71
Evraz PLC	Materials	20,739	119,181	0.70
Greggs PLC	Consumer Discretionary	4,611	118,445	0.70
UNITE Group PLC/The	Real Estate	8,759	117,554	0.69
Auto Trader Group PLC	Communication Services	18,235	114,294	0.67
Severn Trent PLC	Utilities	4,135	110,019	0.65
Segro PLC	Real Estate	10,952	109,135	0.64
Intermediate Capital Group PLC	Financials	6,071	108,569	0.64
ConvaTec Group PLC	Health Care	48,829	105,139	0.62
Rentokil Initial PLC	Industrials	17,139	98,536	0.58
Coca-Cola HBC AG	Consumer Staples	2,944	96,119	0.56
Greene King PLC	Consumer Discretionary	9,188	95,642	0.56
Moneysupermarket.com Group PLC	Consumer Discretionary	20,305	94,426	0.55
Tritax Big Box REIT PLC	Real Estate	50,694	93,205	0.55
Tate & Lyle PLC	Consumer Staples	10,283	93,013	0.55
Ashmore Group PLC	Financials	14,586	90,709	0.53
Informa PLC	Communication Services	8,447	88,449	0.52
CRH PLC	Materials	2,503	85,760	0.50
Hargreaves Lansdown PLC	Financials	3,314	84,677	0.50
DCC PLC	Industrials	963	83,967	0.49
Halma PLC	Information Technology	3,443	83,413	0.49
Royal Bank of Scotland Group PLC	Financials	32,029	81,718	0.48
Next PLC	Consumer Discretionary	1,058	80,406	0.47
Imperial Brands PLC	Consumer Staples	3,515	78,968	0.46
Avast PLC	Information Technology	16,296	77,709	0.46
Fresnillo PLC	Materials	9,191	77,217	0.45
Pennon Group PLC	Utilities	7,468	75,908	0.45
Barratt Developments PLC	Consumer Discretionary	9,520	75,820	0.45
SSE PLC	Utilities	4,951	75,781	0.45
AVEVA Group PLC	Information Technology	1,660	75,502	0.44
Ferrexpo PLC	Materials	37,507	74,283	0.44
Mediclinic International PLC	Health Care	18,067	73,541	0.43
Whitbread PLC	Consumer Discretionary	1,376	72,598	0.43
Investec PLC	Financials	14,054	72,320	0.42
Hiscox Ltd	Financials	3,447	70,315	0.41
Smurfit Kappa Group PLC	Materials	2,331	69,718	0.41
BT Group PLC	Communication Services	30,669	67,309	0.40
Berkeley Group Holdings PLC	Consumer Discretionary	1,301	66,826	0.39
HomeServe PLC	Industrials	4,498	65,565	0.39
GVC Holdings PLC	Consumer Discretionary	6,942	63,422	0.37
International Consolidated Airlines Grou	Industrials	10,636	62,091	0.36
IWG PLC	Industrials	12,254	61,581	0.36

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Standard Chartered PLC	Financials	7,302	$61,399	0.36%
Bunzl PLC	Industrials	2,297	59,980	0.35
BAE Systems PLC	Industrials	8,409	58,908	0.35
SSP Group Plc	Consumer Discretionary	7,731	58,907	0.35
Energean Oil & Gas PLC	Energy	5,066	58,336	0.34
Pets at Home Group Plc	Consumer Discretionary	22,719	58,134	0.34
WH Smith PLC	Consumer Discretionary	2,373	57,956	0.34
Royal Mail PLC	Industrials	22,221	57,815	0.34
St James’s Place PLC	Financials	4,787	57,618	0.34
Marston’s PLC	Consumer Discretionary	37,348	56,687	0.33
Hikma Pharmaceuticals PLC	Health Care	2,027	54,809	0.32
Games Workshop Group PLC	Consumer Discretionary	945	54,799	0.32
Flutter Entertainment PLC	Consumer Discretionary	574	53,699	0.32
Renewables Infrastructure Group Ltd/The	Utilities	34,598	53,662	0.32
Future PLC	Communication Services	3,536	53,286	0.31
Dechra Pharmaceuticals PLC	Health Care	1,560	53,081	0.31
Serco Group PLC	Industrials	27,902	51,164	0.30
Dunelm Group PLC	Consumer Discretionary	4,934	50,814	0.30
Great Portland Estates PLC	Real Estate	5,465	50,376	0.30
InterContinental Hotels Group PLC	Consumer Discretionary	801	49,930	0.29
Spirax-Sarco Engineering PLC	Industrials	517	49,858	0.29
easyJet PLC	Industrials	3,516	49,694	0.29
Micro Focus International PLC	Information Technology	3,510	49,037	0.29
Britvic PLC	Consumer Staples	4,048	48,927	0.29
KAZ Minerals PLC	Materials	9,126	48,599	0.29
IG Group Holdings PLC	Financials	6,558	48,566	0.29
Entertainment One Ltd	Communication Services	6,956	48,385	0.28
Ocado Group PLC	Consumer Discretionary	2,789	45,327	0.27
J Sainsbury PLC	Consumer Staples	16,685	45,072	0.26
LondonMetric Property PLC	Real Estate	16,232	43,368	0.25
Intertek Group PLC	Industrials	642	43,243	0.25
Travis Perkins PLC	Industrials	2,724	43,223	0.25
Burberry Group PLC	Consumer Discretionary	1,598	42,694	0.25
JD Sports Fashion PLC	Consumer Discretionary	4,327	39,959	0.23
Schroders PLC	Financials	1,054	39,814	0.23
Phoenix Group Holdings PLC	Financials	4,595	39,036	0.23
Croda International PLC	Materials	631	37,711	0.22
Lancashire Holdings Ltd	Financials	4,006	36,412	0.21
Savills PLC	Real Estate	3,361	36,348	0.21
Marks & Spencer Group PLC	Consumer Discretionary	15,927	36,106	0.21
Rolls-Royce Holdings PLC	Industrials	3,612	35,180	0.21
Sophos Group PLC	Information Technology	7,047	34,685	0.20
Pearson PLC	Communication Services	3,739	33,914	0.20
Primary Health Properties PLC	Real Estate	20,810	33,914	0.20
Hochschild Mining PLC	Materials	13,193	33,239	0.20
B&M European Value Retail SA	Consumer Discretionary	7,103	33,122	0.19
Derwent London PLC	Real Estate	793	32,844	0.19
Firstgroup PLC	Industrials	19,087	32,256	0.19
Diploma PLC	Industrials	1,526	31,182	0.18
Domino’s Pizza Group PLC	Consumer Discretionary	9,460	29,637	0.17
Kingfisher PLC	Consumer Discretionary	11,641	29,587	0.17
Polypipe Group plc	Industrials	5,932	29,572	0.17
Petrofac Ltd	Energy	5,923	29,142	0.17
Rotork PLC	Industrials	7,471	28,602	0.17
Assura PLC	Real Estate	32,365	28,361	0.17
Drax Group PLC	Utilities	8,291	28,145	0.17
Paragon Banking Group PLC	Financials	4,622	27,402	0.16
Shaftesbury PLC	Real Estate	2,450	27,358	0.16
Mitchells & Butlers PLC	Consumer Discretionary	5,790	27,252	0.16
Cranswick PLC	Consumer Staples	750	27,156	0.16
Man Group PLC/Jersey	Financials	12,345	26,514	0.16
National Express Group PLC	Industrials	4,835	25,732	0.15
Spirent Communications PLC	Information Technology	10,487	25,597	0.15
Big Yellow Group PLC	Real Estate	1,976	25,228	0.15
J D Wetherspoon PLC	Consumer Discretionary	1,288	24,543	0.14
Sanne Group PLC	Financials	3,650	24,361	0.14
Jupiter Fund Management PLC	Financials	5,499	24,017	0.14
Go-Ahead Group PLC/The	Industrials	953	23,581	0.14
Safestore Holdings PLC	Real Estate	2,856	23,463	0.14
Melrose Industries PLC	Industrials	9,139	22,643	0.13
Computacenter PLC	Information Technology	1,395	22,172	0.13
Plus500 Ltd	Financials	2,304	21,606	0.13
Carnival PLC	Consumer Discretionary	521	21,567	0.13
QinetiQ Group PLC	Industrials	6,022	21,376	0.13
Greencore Group PLC	Consumer Staples	7,687	21,351	0.13
Rhi Magnesita NV	Materials	417	20,787	0.12
Aggreko PLC	Industrials	2,031	20,740	0.12
Antofagasta PLC	Materials	1,861	20,566	0.12

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Close Brothers Group PLC	Financials	1,136	$19,676	0.12%
Playtech Plc	Consumer Discretionary	3,728	19,538	0.11
Land Securities Group PLC	Real Estate	1,846	19,433	0.11
PureTech Health Plc	Health Care	6,106	18,987	0.11
Softcat PLC	Information Technology	1,535	18,897	0.11
Rightmove PLC	Communication Services	2,771	18,748	0.11
Associated British Foods PLC	Consumer Staples	649	18,379	0.11
Kainos Group PLC	Information Technology	3,199	17,770	0.10
Wizz Air Holdings Plc	Industrials	392	17,398	0.10
Vesuvius PLC	Industrials	3,097	17,336	0.10
Marshalls PLC	Materials	2,017	16,409	0.10
Howden Joinery Group PLC	Industrials	2,331	16,056	0.09
John Laing Group PLC	Industrials	3,543	15,980	0.09
UK Commercial Property REIT Ltd	Real Estate	15,341	15,838	0.09
Telecom Plus PLC	Utilities	1,014	15,330	0.09
Grainger PLC	Real Estate	4,841	14,637	0.09
Taylor Wimpey PLC	Consumer Discretionary	7,133	14,157	0.08
Stagecoach Group PLC	Industrials	8,258	13,570	0.08
Renishaw PLC	Information Technology	301	13,557	0.08
BBA Aviation PLC	Industrials	3,404	13,063	0.08
Spectris PLC	Information Technology	430	12,911	0.08
Inchcape PLC	Consumer Discretionary	1,658	12,869	0.08
Hill & Smith Holdings PLC	Materials	799	12,278	0.07
Workspace Group PLC	Real Estate	1,036	12,250	0.07
Bellway PLC	Consumer Discretionary	297	12,205	0.07
TI Fluid Systems PLC	Consumer Discretionary	5,090	12,072	0.07
Euromoney Institutional Investor PLC	Communication Services	642	11,686	0.07
OneSavings Bank PLC	Financials	2,527	11,474	0.07
St Modwen Properties PLC	Real Estate	2,096	11,178	0.07
Sports Direct International PLC	Consumer Discretionary	3,218	11,043	0.06
Meggitt PLC	Industrials	1,412	11,016	0.06
Coats Group PLC	Consumer Discretionary	11,955	10,925	0.06
UDG Healthcare PLC	Health Care	1,183	10,916	0.06
AG Barr PLC	Consumer Staples	1,519	10,806	0.06
Ultra Electronics Holdings PLC	Industrials	425	10,560	0.06
IMI PLC	Industrials	880	10,390	0.06
Redrow PLC	Consumer Discretionary	1,344	10,208	0.06
AJ Bell PLC	Financials	1,788	9,084	0.05
Countryside Properties PLC	Consumer Discretionary	2,102	8,679	0.05
Oxford Instruments PLC	Information Technology	549	8,620	0.05
Equiniti Group PLC	Information Technology	3,152	8,390	0.05
McCarthy & Stone PLC	Consumer Discretionary	4,017	7,164	0.04
Hays PLC	Industrials	3,720	6,894	0.04
IntegraFin Holdings PLC	Financials	1,368	6,656	0.04
PayPoint PLC	Industrials	578	6,476	0.04
SIG PLC	Industrials	4,131	6,383	0.04
TalkTalk Telecom Group PLC	Communication Services	4,829	6,232	0.04
Rathbone Brothers PLC	Financials	218	5,957	0.03
G4S PLC	Industrials	2,554	5,940	0.03
Brewin Dolphin Holdings PLC	Financials	1,489	5,797	0.03
Card Factory PLC	Consumer Discretionary	2,805	5,785	0.03
Ted Baker PLC	Consumer Discretionary	440	5,245	0.03
4imprint Group PLC	Communication Services	141	5,212	0.03
Dixons Carphone PLC	Consumer Discretionary	3,526	5,155	0.03
Bank of Georgia Group PLC	Financials	309	5,066	0.03
FDM Group Holdings PLC	Information Technology	499	4,533	0.03
PPHE Hotel Group Ltd	Consumer Discretionary	189	4,191	0.02
ContourGlobal PLC	Utilities	1,767	4,018	0.02
Crest Nicholson Holdings plc	Consumer Discretionary	854	3,980	0.02
Sabre Insurance Group PLC	Financials	1,048	3,800	0.02
CLS Holdings PLC	Real Estate	1,251	3,659	0.02
TBC Bank Group PLC	Financials	240	3,642	0.02
PZ Cussons PLC	Consumer Staples	1,404	3,494	0.02
Clarkson PLC	Industrials	110	3,327	0.02
Hilton Food Group PLC	Consumer Staples	252	3,073	0.02
James Fisher & Sons PLC	Industrials	110	2,782	0.02
Daejan Holdings PLC	Real Estate	27	1,697	0.01
Rank Group PLC	Consumer Discretionary	620	1,444	0.01
Morgan Advanced Materials PLC	Industrials	394	1,262	0.01
Bakkavor Group PLC	Consumer Staples	390	539	0.00
Amigo Holdings PLC	Financials	629	524	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Apple Inc	Information Technology	7,407	$1,658,905	1.84%
Facebook Inc	Communication Services	8,065	1,436,166	1.60
Microsoft Corp	Information Technology	10,095	1,403,558	1.56
JPMorgan Chase & Co	Financials	11,180	1,315,752	1.46
Alphabet Inc	Communication Services	1,005	1,227,157	1.36
Berkshire Hathaway Inc	Financials	5,392	1,121,549	1.25
Johnson & Johnson	Health Care	8,586	1,110,877	1.23
UnitedHealth Group Inc	Health Care	4,721	1,025,965	1.14
AT&T Inc	Communication Services	26,341	996,758	1.11
Aon PLC	Financials	5,048	977,167	1.09
Comcast Corp	Communication Services	21,018	947,474	1.05
American Express Co	Financials	7,745	916,056	1.02
Walmart Inc	Consumer Staples	7,084	840,752	0.93
Coca-Cola Co/The	Consumer Staples	15,420	839,466	0.93
American Tower Corp	Real Estate	3,787	837,320	0.93
Amazon.com Inc	Consumer Discretionary	465	806,344	0.90
Adobe Inc	Information Technology	2,708	747,952	0.83
Bank of America Corp	Financials	25,369	740,013	0.82
Visa Inc	Information Technology	4,252	731,380	0.81
Mastercard Inc	Information Technology	2,533	687,914	0.76
F5 Networks Inc	Information Technology	4,639	651,373	0.72
Medtronic PLC	Health Care	5,868	637,360	0.71
Motorola Solutions Inc	Information Technology	3,655	622,782	0.69
Synopsys Inc	Information Technology	4,271	586,187	0.65
Intuit Inc	Information Technology	2,197	584,250	0.65
Procter & Gamble Co/The	Consumer Staples	4,680	582,138	0.65
Starbucks Corp	Consumer Discretionary	6,520	576,523	0.64
Costco Wholesale Corp	Consumer Staples	1,963	565,520	0.63
Oracle Corp	Information Technology	9,755	536,799	0.60
Cisco Systems Inc	Information Technology	10,534	520,468	0.58
S&P Global Inc	Financials	2,124	520,270	0.58
Danaher Corp	Health Care	3,543	511,651	0.57
Crown Castle International Corp	Real Estate	3,632	504,887	0.56
Mondelez International Inc	Consumer Staples	9,087	502,683	0.56
Equinix Inc	Real Estate	860	496,240	0.55
Biogen Inc	Health Care	2,131	496,128	0.55
American Airlines Group Inc	Industrials	18,231	491,678	0.55
Home Depot Inc/The	Consumer Discretionary	2,095	486,036	0.54
Chubb Ltd	Financials	2,900	468,177	0.52
PayPal Holdings Inc	Information Technology	4,486	464,708	0.52
Verizon Communications Inc	Communication Services	7,669	462,895	0.51
Thermo Fisher Scientific Inc	Health Care	1,568	456,693	0.51
Abbott Laboratories	Health Care	5,444	455,496	0.51
Henry Schein Inc	Health Care	7,025	446,116	0.50
AutoZone Inc	Consumer Discretionary	409	444,023	0.49
Sysco Corp	Consumer Staples	5,552	440,861	0.49
Dollar Tree Inc	Consumer Discretionary	3,862	440,836	0.49
VeriSign Inc	Information Technology	2,320	437,589	0.49
American Electric Power Co Inc	Utilities	4,583	429,355	0.48
Sherwin-Williams Co/The	Materials	737	405,490	0.45
Post Holdings Inc	Consumer Staples	3,804	402,586	0.45
Juniper Networks Inc	Information Technology	16,223	401,530	0.45
Kroger Co/The	Consumer Staples	15,316	394,849	0.44
Apache Corp	Energy	14,936	382,353	0.43
Booking Holdings Inc	Consumer Discretionary	193	379,558	0.42
McDonald’s Corp	Consumer Discretionary	1,766	379,146	0.42
PepsiCo Inc	Consumer Staples	2,763	378,759	0.42
Marsh & McLennan Cos Inc	Financials	3,752	375,409	0.42
Estee Lauder Cos Inc/The	Consumer Staples	1,885	375,049	0.42
Progressive Corp/The	Financials	4,797	370,560	0.41
Dominion Energy Inc	Utilities	4,569	370,285	0.41
NextEra Energy Inc	Utilities	1,570	365,735	0.41
Merck & Co Inc	Health Care	4,341	365,386	0.41
QUALCOMM Inc	Information Technology	4,731	360,875	0.40
Philip Morris International Inc	Consumer Staples	4,745	360,318	0.40
Trimble Inc	Information Technology	9,103	353,291	0.39
Walt Disney Co/The	Communication Services	2,707	352,726	0.39
Walgreens Boots Alliance Inc	Consumer Staples	6,348	351,090	0.39
Electronic Arts Inc	Communication Services	3,563	348,566	0.39
Ameren Corp	Utilities	4,318	345,650	0.38
Hershey Co/The	Consumer Staples	2,190	339,380	0.38
McCormick & Co Inc/MD	Consumer Staples	2,163	338,011	0.38
Bristol-Myers Squibb Co	Health Care	6,656	337,517	0.38
Boeing Co/The	Industrials	875	332,832	0.37
WEC Energy Group Inc	Utilities	3,421	325,294	0.36
United Parcel Service Inc	Industrials	2,709	324,632	0.36

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Campbell Soup Co	Consumer Staples	6,908	$324,122	0.36%
Simon Property Group Inc	Real Estate	2,081	323,946	0.36
General Motors Co	Consumer Discretionary	8,591	321,979	0.36
Cheniere Energy Inc	Energy	5,062	319,190	0.35
TripAdvisor Inc	Communication Services	8,207	317,432	0.35
Darden Restaurants Inc	Consumer Discretionary	2,685	317,412	0.35
Accenture PLC	Information Technology	1,650	317,412	0.35
O’Reilly Automotive Inc	Consumer Discretionary	796	317,281	0.35
International Flavors & Fragrances Inc	Materials	2,567	314,889	0.35
Southern Co/The	Utilities	5,065	312,883	0.35
Cooper Cos Inc/The	Health Care	1,045	310,273	0.34
Activision Blizzard Inc	Communication Services	5,853	309,759	0.34
DTE Energy Co	Utilities	2,321	308,565	0.34
T-Mobile US Inc	Communication Services	3,899	307,094	0.34
Chevron Corp	Energy	2,572	305,035	0.34
Pinnacle West Capital Corp	Utilities	3,135	304,312	0.34
Exelon Corp	Utilities	6,287	303,731	0.34
American Water Works Co Inc	Utilities	2,445	303,685	0.34
United Airlines Holdings Inc	Industrials	3,432	303,450	0.34
Yum! Brands Inc	Consumer Discretionary	2,670	302,911	0.34
Cerner Corp	Health Care	4,412	300,761	0.33
NiSource Inc	Utilities	10,029	300,080	0.33
Omnicom Group Inc	Communication Services	3,821	299,176	0.33
CF Industries Holdings Inc	Materials	6,035	296,921	0.33
Lowe’s Cos Inc	Consumer Discretionary	2,696	296,427	0.33
Wells Fargo & Co	Financials	5,793	292,189	0.32
3M Co	Industrials	1,770	291,049	0.32
Pfizer Inc	Health Care	8,096	290,902	0.32
Duke Energy Corp	Utilities	3,033	290,730	0.32
Honeywell International Inc	Industrials	1,711	289,455	0.32
PPL Corp	Utilities	9,101	286,600	0.32
General Mills Inc	Consumer Staples	5,195	286,323	0.32
Under Armour Inc	Consumer Discretionary	15,662	283,956	0.32
Linde PLC	Materials	1,464	283,609	0.32
Under Armour Inc	Consumer Discretionary	14,161	282,374	0.31
Kinder Morgan Inc/DE	Energy	13,524	278,730	0.31
MetLife Inc	Financials	5,898	278,132	0.31
Hartford Financial Services Group Inc/Th	Financials	4,537	274,966	0.31
Xcel Energy Inc	Utilities	4,216	273,564	0.30
Laboratory Corp of America Holdings	Health Care	1,617	271,612	0.30
Kimberly-Clark Corp	Consumer Staples	1,891	268,554	0.30
Eversource Energy	Utilities	3,114	266,170	0.30
Hasbro Inc	Consumer Discretionary	2,220	263,434	0.29
Consolidated Edison Inc	Utilities	2,766	261,329	0.29
MarketAxess Holdings Inc	Financials	794	260,154	0.29
CME Group Inc	Financials	1,227	259,365	0.29
SBA Communications Corp	Real Estate	1,074	258,901	0.29
AbbVie Inc	Health Care	3,413	258,457	0.29
CH Robinson Worldwide Inc	Industrials	3,047	258,351	0.29
NCR Corp	Information Technology	8,073	254,779	0.28
Zebra Technologies Corp	Information Technology	1,231	254,012	0.28
Entergy Corp	Utilities	2,156	253,058	0.28
Madison Square Garden Co/The	Communication Services	960	252,911	0.28
Prudential Financial Inc	Financials	2,805	252,321	0.28
Welltower Inc	Real Estate	2,765	250,680	0.28
Incyte Corp	Health Care	3,300	244,986	0.27
CMS Energy Corp	Utilities	3,819	244,231	0.27
Chipotle Mexican Grill Inc	Consumer Discretionary	289	243,053	0.27
Cincinnati Financial Corp	Financials	2,073	241,870	0.27
Illinois Tool Works Inc	Industrials	1,536	240,418	0.27
Sempra Energy	Utilities	1,619	239,047	0.27
Mettler-Toledo International Inc	Health Care	338	238,079	0.26
Public Service Enterprise Group Inc	Utilities	3,816	236,921	0.26
Zoetis Inc	Health Care	1,873	233,406	0.26
CenterPoint Energy Inc	Utilities	7,710	232,675	0.26
Arthur J Gallagher & Co	Financials	2,596	232,556	0.26
Realty Income Corp	Real Estate	2,997	229,787	0.26
Waste Management Inc	Industrials	1,990	228,847	0.25
Quest Diagnostics Inc	Health Care	2,132	228,173	0.25
Global Payments Inc	Information Technology	1,421	225,880	0.25
Dollar General Corp	Consumer Discretionary	1,415	224,934	0.25
Essex Property Trust Inc	Real Estate	679	221,693	0.25
Moody’s Corp	Financials	1,082	221,573	0.25
News Corp	Communication Services	15,752	219,263	0.24
FirstEnergy Corp	Utilities	4,521	218,060	0.24
Atmos Energy Corp	Utilities	1,909	217,375	0.24
Alliant Energy Corp	Utilities	4,007	216,100	0.24
Avangrid Inc	Utilities	4,115	214,988	0.24

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Eli Lilly & Co	Health Care	1,922	$214,959	0.24%
HollyFrontier Corp	Energy	4,000	214,550	0.24
Advanced Micro Devices Inc	Information Technology	7,353	213,178	0.24
Newmont Goldcorp Corp	Materials	5,597	212,226	0.24
Ameriprise Financial Inc	Financials	1,438	211,501	0.24
Cimarex Energy Co	Energy	4,404	211,118	0.23
McKesson Corp	Health Care	1,534	209,581	0.23
Allegion PLC	Industrials	2,015	208,883	0.23
Public Storage	Real Estate	850	208,575	0.23
Sun Communities Inc	Real Estate	1,401	207,942	0.23
Mid-America Apartment Communities Inc	Real Estate	1,598	207,725	0.23
Regions Financial Corp	Financials	13,080	206,931	0.23
H&R Block Inc	Consumer Discretionary	8,702	205,538	0.23
JetBlue Airways Corp	Industrials	12,217	204,640	0.23
ConocoPhillips	Energy	3,591	204,635	0.23
Zimmer Biomet Holdings Inc	Health Care	1,489	204,438	0.23
AvalonBay Communities Inc	Real Estate	949	204,326	0.23
Equity Residential	Real Estate	2,365	204,006	0.23
Ventas Inc	Real Estate	2,783	203,208	0.23
JB Hunt Transport Services Inc	Industrials	1,831	202,591	0.23
Liberty Broadband Corp	Communication Services	1,930	202,047	0.22
Ecolab Inc	Materials	985	195,078	0.22
Keysight Technologies Inc	Information Technology	2,002	194,667	0.22
Republic Services Inc	Industrials	2,231	193,116	0.21
Ball Corp	Materials	2,642	192,331	0.21
HCP Inc	Real Estate	5,355	190,812	0.21
Credit Acceptance Corp	Financials	413	190,519	0.21
Intercontinental Exchange Inc	Financials	2,059	189,952	0.21
Interpublic Group of Cos Inc/The	Communication Services	8,770	189,073	0.21
Tyson Foods Inc	Consumer Staples	2,188	188,465	0.21
Extra Space Storage Inc	Real Estate	1,599	186,756	0.21
Jack Henry & Associates Inc	Information Technology	1,277	186,396	0.21
Altria Group Inc	Consumer Staples	4,550	186,102	0.21
Tractor Supply Co	Consumer Discretionary	2,033	183,897	0.20
T Rowe Price Group Inc	Financials	1,600	182,854	0.20
Emerson Electric Co	Industrials	2,731	182,596	0.20
Colgate-Palmolive Co	Consumer Staples	2,457	180,628	0.20
UDR Inc	Real Estate	3,721	180,374	0.20
JM Smucker Co/The	Consumer Staples	1,626	178,868	0.20
Hormel Foods Corp	Consumer Staples	4,083	178,549	0.20
Kellogg Co	Consumer Staples	2,774	178,532	0.20
Federal Realty Investment Trust	Real Estate	1,293	176,058	0.20
Church & Dwight Co Inc	Consumer Staples	2,320	174,544	0.19
Corning Inc	Information Technology	6,053	172,633	0.19
Edison International	Utilities	2,267	170,940	0.19
Synchrony Financial	Financials	4,998	170,397	0.19
CarMax Inc	Consumer Discretionary	1,932	170,028	0.19
Cboe Global Markets Inc	Financials	1,465	168,333	0.19
Regency Centers Corp	Real Estate	2,348	163,152	0.18
Flowserve Corp	Industrials	3,459	161,547	0.18
Skyworks Solutions Inc	Information Technology	2,035	161,286	0.18
Digital Realty Trust Inc	Real Estate	1,227	159,308	0.18
SVB Financial Group	Financials	761	158,996	0.18
Allstate Corp/The	Financials	1,459	158,618	0.18
Pure Storage Inc	Information Technology	9,362	158,584	0.18
Discover Financial Services	Financials	1,927	156,237	0.17
WR Berkley Corp	Financials	2,155	155,681	0.17
Southwest Airlines Co	Industrials	2,869	154,970	0.17
Charles Schwab Corp/The	Financials	3,691	154,384	0.17
Markel Corp	Financials	127	150,602	0.17
Prologis Inc	Real Estate	1,752	149,331	0.17
Ashland Global Holdings Inc	Materials	1,930	148,731	0.17
Apartment Investment & Management Co	Real Estate	2,824	147,248	0.16
United Technologies Corp	Industrials	1,074	146,569	0.16
PVH Corp	Consumer Discretionary	1,658	146,313	0.16
Clorox Co/The	Consumer Staples	962	146,030	0.16
Fair Isaac Corp	Information Technology	478	145,102	0.16
Masco Corp	Industrials	3,444	143,548	0.16
Gardner Denver Holdings Inc	Industrials	5,068	143,375	0.16
Duke Realty Corp	Real Estate	4,220	143,365	0.16
Macy’s Inc	Consumer Discretionary	9,225	143,357	0.16
Travelers Cos Inc/The	Financials	960	142,704	0.16
frontdoor Inc	Consumer Discretionary	2,933	142,434	0.16
Splunk Inc	Information Technology	1,206	142,192	0.16
AmerisourceBergen Corp	Health Care	1,724	141,960	0.16
Everest Re Group Ltd	Financials	530	141,155	0.16
Alexandria Real Estate Equities Inc	Real Estate	915	141,018	0.16
CenturyLink Inc	Communication Services	11,276	140,720	0.16

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Sealed Air Corp	Materials	3,357	$139,361	0.15%
Comerica Inc	Financials	2,087	137,699	0.15
Texas Instruments Inc	Information Technology	1,054	136,183	0.15
Constellation Brands Inc	Consumer Staples	650	134,684	0.15
Advance Auto Parts Inc	Consumer Discretionary	804	133,032	0.15
Pioneer Natural Resources Co	Energy	1,050	132,072	0.15
Kimco Realty Corp	Real Estate	6,261	130,727	0.15
Fidelity National Information Services I	Information Technology	961	127,535	0.14
Annaly Capital Management Inc	Financials	14,475	127,377	0.14
Weyerhaeuser Co	Real Estate	4,519	125,189	0.14
Cardinal Health Inc	Health Care	2,642	124,698	0.14
Anthem Inc	Health Care	514	123,463	0.14
TJX Cos Inc/The	Consumer Discretionary	2,210	123,162	0.14
Target Corp	Consumer Discretionary	1,134	121,253	0.13
Lamb Weston Holdings Inc	Consumer Staples	1,657	120,526	0.13
ICU Medical Inc	Health Care	755	120,434	0.13
Baxter International Inc	Health Care	1,367	119,599	0.13
Nordstrom Inc	Consumer Discretionary	3,533	118,943	0.13
Dolby Laboratories Inc	Information Technology	1,823	117,825	0.13
DENTSPLY SIRONA Inc	Health Care	2,173	115,866	0.13
Gilead Sciences Inc	Health Care	1,816	115,070	0.13
Iron Mountain Inc	Real Estate	3,542	114,714	0.13
Macerich Co/The	Real Estate	3,625	114,507	0.13
Evergy Inc	Utilities	1,699	113,084	0.13
Verisk Analytics Inc	Industrials	708	111,901	0.12
Berry Global Group Inc	Materials	2,841	111,576	0.12
Conagra Brands Inc	Consumer Staples	3,621	111,098	0.12
Spirit AeroSystems Holdings Inc	Industrials	1,342	110,367	0.12
Brown-Forman Corp	Consumer Staples	1,722	108,080	0.12
Xilinx Inc	Information Technology	1,125	107,899	0.12
Huntsman Corp	Materials	4,598	106,952	0.12
PPG Industries Inc	Materials	901	106,777	0.12
Cabot Oil & Gas Corp	Energy	6,049	106,273	0.12
Pegasystems Inc	Information Technology	1,505	102,394	0.11
Vornado Realty Trust	Real Estate	1,592	101,384	0.11
Willis Towers Watson PLC	Financials	521	100,622	0.11
Ulta Beauty Inc	Consumer Discretionary	389	97,628	0.11
Bio-Rad Laboratories Inc	Health Care	292	97,127	0.11
M&T Bank Corp	Financials	611	96,505	0.11
AGNC Investment Corp	Financials	5,832	93,832	0.10
EOG Resources Inc	Energy	1,257	93,299	0.10
Fiserv Inc	Information Technology	878	90,901	0.10
CNA Financial Corp	Financials	1,841	90,662	0.10
IHS Markit Ltd	Industrials	1,337	89,391	0.10
Nasdaq Inc	Financials	899	89,335	0.10
Robert Half International Inc	Industrials	1,574	87,624	0.10
Western Union Co/The	Information Technology	3,754	86,980	0.10
Genuine Parts Co	Consumer Discretionary	870	86,671	0.10
WW Grainger Inc	Industrials	291	86,469	0.10
PulteGroup Inc	Consumer Discretionary	2,332	85,252	0.09
Wynn Resorts Ltd	Consumer Discretionary	782	84,988	0.09
Copart Inc	Industrials	1,037	83,339	0.09
Devon Energy Corp	Energy	3,286	79,059	0.09
Boston Properties Inc	Real Estate	606	78,624	0.09
HCA Healthcare Inc	Health Care	643	77,375	0.09
Celanese Corp	Materials	628	76,808	0.09
Discovery Inc	Communication Services	3,102	76,360	0.08
Teleflex Inc	Health Care	220	74,610	0.08
Aspen Technology Inc	Information Technology	601	73,967	0.08
IDEX Corp	Industrials	450	73,754	0.08
AMETEK Inc	Industrials	799	73,353	0.08
News Corp	Communication Services	5,097	72,861	0.08
Kohl’s Corp	Consumer Discretionary	1,462	72,613	0.08
Monster Beverage Corp	Consumer Staples	1,250	72,566	0.08
Discovery Inc	Communication Services	2,672	71,162	0.08
ResMed Inc	Health Care	521	70,452	0.08
Broadcom Inc	Information Technology	249	68,609	0.08
Universal Health Services Inc	Health Care	434	64,525	0.07
Zillow Group Inc	Communication Services	2,008	59,328	0.07
E*TRADE Financial Corp	Financials	1,337	58,435	0.06
Charter Communications Inc	Communication Services	136	56,238	0.06
AES Corp/VA	Utilities	3,437	56,158	0.06
Freeport-McMoRan Inc	Materials	5,733	54,867	0.06
Parker-Hannifin Corp	Industrials	304	54,841	0.06
Air Products & Chemicals Inc	Materials	242	53,733	0.06
Johnson Controls International plc	Industrials	1,197	52,515	0.06
Intel Corp	Information Technology	1,011	52,109	0.06
Raymond James Financial Inc	Financials	621	51,195	0.06

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Assurant Inc	Financials	398	$50,031	0.06%
Citigroup Inc	Financials	718	49,630	0.06
Marathon Petroleum Corp	Energy	809	49,136	0.05
Loews Corp	Financials	926	47,686	0.05
Cadence Design Systems Inc	Information Technology	710	46,938	0.05
International Business Machines Corp	Information Technology	319	46,391	0.05
Newell Brands Inc	Consumer Discretionary	2,435	45,576	0.05
Nielsen Holdings PLC	Industrials	2,075	44,092	0.05
Vulcan Materials Co	Materials	291	44,010	0.05
Archer-Daniels-Midland Co	Consumer Staples	1,067	43,833	0.05
People’s United Financial Inc	Financials	2,783	43,505	0.05
CVS Health Corp	Health Care	648	40,867	0.05
Broadridge Financial Solutions Inc	Information Technology	316	39,357	0.04
MSCI Inc	Financials	180	39,160	0.04
Micron Technology Inc	Information Technology	906	38,840	0.04
DR Horton Inc	Consumer Discretionary	717	37,774	0.04
Westrock Co	Materials	1,015	36,992	0.04
Globe Life Inc	Financials	357	34,183	0.04
TransDigm Group Inc	Industrials	65	33,879	0.04
HP Inc	Information Technology	1,781	33,701	0.04
Capital One Financial Corp	Financials	370	33,628	0.04
Huntington Bancshares Inc/OH	Financials	2,350	33,530	0.04
Ingersoll-Rand PLC	Industrials	269	33,182	0.04
Morgan Stanley	Financials	774	33,009	0.04
Lincoln National Corp	Financials	536	32,325	0.04
Hologic Inc	Health Care	638	32,214	0.04
Qorvo Inc	Information Technology	432	32,027	0.04
Cigna Corp	Health Care	207	31,413	0.03
Mylan NV	Health Care	1,585	31,354	0.03
Cummins Inc	Industrials	192	31,312	0.03
Alaska Air Group Inc	Industrials	480	31,149	0.03
Alliance Data Systems Corp	Information Technology	240	30,800	0.03
Wabtec Corp	Industrials	427	30,652	0.03
DXC Technology Co	Information Technology	1,029	30,365	0.03
Leidos Holdings Inc	Information Technology	350	30,036	0.03
Paychex Inc	Information Technology	362	29,995	0.03
Eastman Chemical Co	Materials	406	29,958	0.03
Symantec Corp	Information Technology	1,236	29,214	0.03
Cognizant Technology Solutions Corp	Information Technology	467	28,157	0.03
Unum Group	Financials	927	27,557	0.03
Lam Research Corp	Information Technology	115	26,525	0.03
DaVita Inc	Health Care	465	26,509	0.03
State Street Corp	Financials	438	25,943	0.03
Automatic Data Processing Inc	Information Technology	160	25,820	0.03
Centene Corp	Health Care	587	25,411	0.03
NetApp Inc	Information Technology	481	25,246	0.03
Molson Coors Brewing Co	Consumer Staples	422	24,267	0.03
Fox Corp	Communication Services	760	23,967	0.03
Fox Corp	Communication Services	735	23,173	0.03
Gap Inc/The	Consumer Discretionary	1,332	23,124	0.03
Perrigo Co PLC	Health Care	409	22,881	0.03
Seagate Technology PLC	Information Technology	422	22,702	0.03
TE Connectivity Ltd	Information Technology	239	22,315	0.02
Citizens Financial Group Inc	Financials	630	22,279	0.02
Edwards Lifesciences Corp	Health Care	101	22,258	0.02
Roper Technologies Inc	Industrials	62	22,236	0.02
Caterpillar Inc	Industrials	165	20,889	0.02
Principal Financial Group Inc	Financials	357	20,397	0.02
Applied Materials Inc	Information Technology	404	20,158	0.02
Garmin Ltd	Consumer Discretionary	236	19,976	0.02
Microchip Technology Inc	Information Technology	213	19,816	0.02
IQVIA Holdings Inc	Health Care	127	19,035	0.02
Eaton Corp PLC	Industrials	223	18,561	0.02
Hewlett Packard Enterprise Co	Information Technology	1,216	18,453	0.02
Delta Air Lines Inc	Industrials	315	18,167	0.02
FleetCor Technologies Inc	Information Technology	63	18,142	0.02
United Rentals Inc	Industrials	145	18,134	0.02
Ford Motor Co	Consumer Discretionary	1,854	16,987	0.02
NRG Energy Inc	Utilities	425	16,820	0.02
Hilton Worldwide Holdings Inc	Consumer Discretionary	169	15,735	0.02
Cintas Corp	Industrials	54	14,537	0.02
Kraft Heinz Co/The	Consumer Staples	515	14,390	0.02
LKQ Corp	Consumer Discretionary	434	13,642	0.02
BorgWarner Inc	Consumer Discretionary	355	13,028	0.01
Fifth Third Bancorp	Financials	472	12,916	0.01
Lennar Corp	Consumer Discretionary	229	12,769	0.01
Bank of New York Mellon Corp/The	Financials	280	12,666	0.01
CSX Corp	Industrials	174	12,082	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSFDUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Deere & Co	Industrials	71	$12,043	0.01%
Invesco Ltd	Financials	708	11,987	0.01
Fortune Brands Home & Security Inc	Industrials	216	11,814	0.01
International Paper Co	Materials	280	11,716	0.01
Capri Holdings Ltd	Consumer Discretionary	351	11,627	0.01
Regeneron Pharmaceuticals Inc	Health Care	42	11,532	0.01
KeyCorp	Financials	644	11,495	0.01
Stanley Black & Decker Inc	Industrials	78	11,223	0.01
Snap-on Inc	Industrials	69	10,752	0.01
Tapestry Inc	Consumer Discretionary	411	10,711	0.01
Mohawk Industries Inc	Consumer Discretionary	86	10,652	0.01
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	204	10,574	0.01
FLIR Systems Inc	Information Technology	199	10,456	0.01
Western Digital Corp	Information Technology	174	10,349	0.01
Coty Inc	Consumer Staples	984	10,343	0.01
Harley-Davidson Inc	Consumer Discretionary	286	10,305	0.01
Nucor Corp	Materials	192	9,754	0.01
Expedia Group Inc	Consumer Discretionary	70	9,474	0.01
LyondellBasell Industries NV	Materials	102	9,137	0.01
eBay Inc	Consumer Discretionary	228	8,877	0.01
Best Buy Co Inc	Consumer Discretionary	124	8,541	0.01
Hanesbrands Inc	Consumer Discretionary	549	8,417	0.01
Alexion Pharmaceuticals Inc	Health Care	83	8,143	0.01
Expeditors International of Washington I	Industrials	109	8,123	0.01
DuPont de Nemours Inc	Materials	114	8,120	0.01
Ralph Lauren Corp	Consumer Discretionary	84	8,024	0.01
Fortive Corp	Industrials	116	7,931	0.01
Dow Inc	Materials	158	7,536	0.01
Packaging Corp of America	Materials	70	7,479	0.01
Ross Stores Inc	Consumer Discretionary	64	7,048	0.01
MGM Resorts International	Consumer Discretionary	249	6,914	0.01
Phillips 66	Energy	65	6,663	0.01
Leggett & Platt Inc	Consumer Discretionary	151	6,178	0.01
Dover Corp	Industrials	61	6,118	0.01
Citrix Systems Inc	Information Technology	58	5,583	0.01
L Brands Inc	Consumer Discretionary	260	5,099	0.01
Pentair PLC	Industrials	135	5,090	0.01
Akamai Technologies Inc	Information Technology	38	3,469	0.00
Mosaic Co/The	Materials	168	3,446	0.00
Whirlpool Corp	Consumer Discretionary	19	3,005	0.00
Arconic Inc	Industrials	109	2,843	0.00
Franklin Resources Inc	Financials	90	2,608	0.00

PURCHASED & WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Fund had the following purchased & written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
CBOE Volatility Index	Morgan Stanely Co., Inc.	18 USD	10/16/2019	500	$812,000	$65,000	$86,364	$(21,364)
CBOE Volatility Index		20 USD	11/20/2019	440	714,560	81,400	89,477	(8,077)
CBOE Volatility Index		20 USD	12/18/2019	460	747,040	98,900	100,280	(1,380)

Total calls				1,400		$245,300	$276,121	$(30,821)

Puts
S&P 500 Index	Morgan Stanely Co., Inc.	2,350 USD	10/18/2019	4	1,190,696	70	3,784	(3,714)
		2,450 USD	10/18/2019	9	2,679,066	360	6,201	(5,841)
		2,500 USD	10/18/2019	7	2,083,718	385	4,859	(4,474)
		2,525 USD	10/18/2019	7	2,083,718	455	3,915	(3,460)
		2,550 USD	10/18/2019	5	1,488,370	388	3,074	(2,686)
		2,300 USD	11/15/2019	10	2,976,740	1,300	9,083	(7,783)
		2,350 USD	11/15/2019	16	4,762,784	2,560	13,177	(10,617)
		2,450 USD	11/15/2019	4	1,190,696	1,030	3,353	(2,323)
		2,500 USD	11/15/2019	2	595,348	690	1,182	(492)
		2,575 USD	11/15/2019	1	297,674	530	561	(31)
		2,250 USD	12/20/2019	6	1,786,044	1,740	4,574	(2,834)
		2,300 USD	12/20/2019	1	297,674	365	891	(526)
		2,400 USD	12/20/2019	12	3,572,088	7,020	9,366	(2,346)
		2,450 USD	12/20/2019	6	1,786,044	4,560	4,954	(394)
		2,350 USD	01/17/2020	1	297,674	840	1,041	(201)

Total puts				91		$22,293	$70,015	$(47,722)

Total purchased options contracts				1,491		$267,593	$346,136	$(78,543)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanely Co., Inc.	2,950 USD	10/18/2019	3	$(893,022)	(16,875)	(12,358)	(4,517)
		2,975 USD	10/18/2019	2	(595,348)	(7,750)	(10,308)	2,558
		3,025 USD	10/18/2019	9	(2,679,066)	(10,935)	(48,447)	37,512
		3,050 USD	10/18/2019	19	(5,655,806)	(9,405)	(82,837)	73,432
		2,925 USD	11/15/2019	4	(1,190,696)	(39,300)	(28,557)	(10,743)
		2,950 USD	11/15/2019	11	(3,274,414)	(88,275)	(71,037)	(17,238)
		2,975 USD	11/15/2019	3	(893,022)	(18,975)	(17,218)	(1,757)
		3,000 USD	11/15/2019	7	(2,083,718)	(33,355)	(30,225)	(3,130)
		3,025 USD	11/15/2019	2	(595,348)	(6,790)	(9,479)	2,689
		3,050 USD	11/15/2019	1	(297,674)	(2,425)	(2,279)	(146)
		3,075 USD	11/15/2019	4	(1,190,696)	(5,620)	(20,459)	14,839
		2,950 USD	12/20/2019	2	(595,348)	(20,950)	(15,084)	(5,866)
		2,975 USD	12/20/2019	4	(1,190,696)	(35,220)	(30,741)	(4,479)
		3,025 USD	12/20/2019	7	(2,083,718)	(40,425)	(42,775)	2,350
		3,050 USD	12/20/2019	5	(1,488,370)	(22,375)	(27,691)	5,316
		3,075 USD	12/20/2019	6	(1,786,044)	(20,070)	(27,356)	7,286
		3,050 USD	01/17/2020	1	(297,674)	(6,035)	(6,429)	394

Total calls				90		$(384,780)	$(483,280)	$98,500

Puts
S&P 500 Index	Morgan Stanely Co., Inc.	2,825 USD	10/18/2019	3	(893,022)	(2,370)	(23,958)	21,588
		2,875 USD	10/18/2019	2	(595,348)	(2,660)	(16,390)	13,730
		2,925 USD	10/18/2019	9	(2,679,066)	(19,620)	(48,694)	29,074
		2,975 USD	10/18/2019	19	(5,655,806)	(66,785)	(108,841)	42,056
		2,825 USD	11/15/2019	10	(2,976,740)	(25,350)	(79,633)	54,283
		2,850 USD	11/15/2019	9	(2,679,066)	(26,415)	(53,823)	27,408
		2,875 USD	11/15/2019	7	(2,083,718)	(23,695)	(64,415)	40,720
		2,950 USD	11/15/2019	3	(893,022)	(15,555)	(17,858)	2,303
		2,975 USD	11/15/2019	4	(1,190,696)	(23,900)	(27,018)	3,118
		2,800 USD	12/20/2019	2	(595,348)	(8,270)	(17,197)	8,927
		2,850 USD	12/20/2019	4	(1,190,696)	(20,380)	(32,167)	11,787
		2,925 USD	12/20/2019	12	(3,572,088)	(82,980)	(86,146)	3,166
		2,950 USD	12/20/2019	6	(1,786,044)	(45,871)	(43,786)	(2,085)
		2,900 USD	01/17/2020	1	(297,674)	(7,645)	(8,059)	414

Total puts				91		$(371,496)	$(627,985)	$256,489

Total written options contracts				181		$(756,276)	$(1,111,265)	$354,989

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 2.7%
FHLMC – 1.4%
$12	5.500%	01/01/2020	$ 12
33,232	5.000	11/01/2025	35,626
24,820	5.000	08/01/2028	26,822
10,974	5.000	01/01/2033	12,028
1,160	5.000	03/01/2033	1,275
6,026	5.000	04/01/2033	6,624
912	5.000	05/01/2033	1,002
3,049	5.000	06/01/2033	3,352
19,548	5.000	07/01/2033	21,490
27,532	5.000	08/01/2033	30,262
2,506	5.000	09/01/2033	2,755
5,743	5.000	10/01/2033	6,314
12,324	5.000	11/01/2033	13,548
7,027	5.000	12/01/2033	7,725
6,384	5.000	01/01/2034	7,019
20,230	5.000	02/01/2034	22,251
8,944	5.000	03/01/2034	9,850
14,940	5.000	04/01/2034	16,459
21,246	5.000	05/01/2034	23,358
287,703	5.000	06/01/2034	316,350
4,228	5.000	11/01/2034	4,657
80,577	5.000	04/01/2035	88,580
1,393,500	5.000	07/01/2035	1,535,197
3,688	5.000	11/01/2035	4,054
67,281	5.000	03/01/2036	74,264
23,409	5.000	03/01/2037	25,817
67,215	5.000	12/01/2037	74,127
119,359	5.000	02/01/2038	131,634
298,779	5.000	03/01/2038	329,320
150,569	5.000	07/01/2038	165,960
132,221	5.000	11/01/2038	145,736
330,996	5.000	12/01/2038	365,053
185,756	5.000	01/01/2039	204,736
44,556	5.000	02/01/2039	49,108
301,760	5.000	06/01/2041	332,795

			4,095,160

UMBS – 1.3%
36	5.500	10/01/2019	36
370	5.500	11/01/2019	370
1,167	5.500	12/01/2019	1,167
47	5.500	01/01/2020	47
2	5.500	06/01/2020	2
5,102	5.500	07/01/2020	5,100
4,659	6.000	03/01/2034	5,269
17,218	6.000	08/01/2034	19,534
66,722	6.000	08/01/2035	76,390
106,708	6.000	09/01/2035	122,480
189,500	6.000	11/01/2035	216,945
459,680	6.000	03/01/2036	526,260
3,899	6.000	06/01/2036	4,462
874,835	6.000	09/01/2036	974,828
147,587	6.000	12/01/2036	169,493
12,129	6.000	02/01/2037	13,903
1,954	6.000	04/01/2037	2,219
3,385	6.000	05/01/2037	3,876
90,909	6.000	06/01/2037	104,581
58,806	6.000	07/01/2037	67,648
209,119	6.000	08/01/2037	237,285
56,416	6.000	09/01/2037	64,872
11,368	6.000	10/01/2037	13,063
31,827	6.000	11/01/2037	36,624
2,606	6.000	12/01/2037	2,997

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS – (continued)
$292,575	6.000%	01/01/2038	$ 336,105
39,326	6.000	03/01/2038	45,137
2,295	6.000	04/01/2038	2,642
12,779	6.000	05/01/2038	14,680
944	6.000	09/01/2038	1,087
65,244	6.000	10/01/2038	75,125
2,533	6.000	12/01/2038	2,903
2,210	6.000	01/01/2039	2,540
9,287	4.000	08/01/2039	9,931
26,058	4.500	02/01/2040	27,683
2,631	6.000	04/01/2040	3,025
109,656	6.000	06/01/2040	126,097
253,632	6.000	05/01/2041	290,924
108,426	4.500	08/01/2041	117,114

			3,724,444

TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,662,425)			$ 7,819,604

Collateralized Mortgage Obligations – 1.6%
Regular Floater(a) – 0.5%
FHLMC REMIC Series 3371, Class FA(b)
$172,331	2.628%	09/15/2037	$ 173,677
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(b)
182,054	2.507	10/07/2020	182,173
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
664,563	2.457	02/06/2020	664,785
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A
349,414	2.450	03/11/2020	349,532

			1,370,167

Sequential Fixed Rate – 1.1%
FHLMC REMIC Series 2755, Class ZA
383,487	5.000	02/15/2034	424,392
FHLMC REMIC Series 4273, Class PD
1,024,980	6.500	11/15/2043	1,207,361
FNMA REMIC Series 2012-111, Class B
292,075	7.000	10/25/2042	341,132
FNMA REMIC Series 2012-153, Class B
1,066,668	7.000	07/25/2042	1,252,873

			3,225,758

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,453,961)			$ 4,595,925

Commercial Mortgage-Backed Securities(a) – 7.6%
Agency Multi-Family – 7.6%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,251,470	4.084%	11/25/2020	$ 5,346,226
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2(b)
16,025,538	3.034	10/25/2020	16,090,796

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,368,645)			$21,437,022

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1(b)
$5,376	7.000%	09/25/2037	$ 5,401
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1(b)
59,090	7.000	09/25/2037	61,340
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
208,736	2.399	12/07/2020	208,765

TOTAL ASSET-BACKED SECURITIES (Cost $273,203)			$ 275,506

U.S. Treasury Obligations – 15.1%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/2042	$ 1,235,438
1,990,000	3.750	11/15/2043	2,619,648
7,400,000	2.875 (c)	11/15/2046	8,570,125
4,780,000	3.000	05/15/2047	5,668,781
U.S. Treasury Notes
6,620,000	1.125	07/31/2021	6,554,059
4,610,000	1.875	01/31/2022	4,635,571
7,070,000	2.125	07/31/2024	7,253,378
900,000	2.750	06/30/2025	956,672
2,490,000	2.625	12/31/2025	2,639,400
2,140,000	1.625	09/30/2026	2,140,334
370,000	2.250	11/15/2027	387,113

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,896,223)			$ 42,660,519

Shares	Description		Value

Exchange Traded Fund(d) – 24.8%
700,000	Goldman Sachs Access Treasury 0-1 Year ETF		$ 70,266,000
(Cost $70,028,000)

Shares	Dividend Rate		Value

Investment Company(d) – 37.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
106,105,344	2.032%		$106,105,344
(Cost $106,105,344)

TOTAL INVESTMENTS – 89.4% (Cost $250,787,801)			$253,159,920

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.6%			30,121,548

NET ASSETS – 100.0%			$283,281,468

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2019.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage-Backed Securities

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD CONTRACTS — At September 30, 2019, the Fund had the following Rate Lock:

RATE LOCK WITH UNREALIZED GAIN/LOSS

Counterparty	Description	Referenced Obligation/Index	Notional Amount (000’s) Long (Short)		Termination Date	Unrealized Appreciation/ (Depreciation)

Credit Suisse International (London)	Municipal Market Data (MMD) Rate Lock	5 Year MMD Index	USD	2,900	07/25/2024	$—
	Municipal Market Data (MMD) Rate Lock	5 Year MMD Index		6,200	07/25/2024	—

Total						$—

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
30 Day Federal Funds	32	11/29/2019	$13,100,381	$697
3 Month Eurodollar	1	12/14/2020	246,313	1,230
U.S. Treasury Long Bond	23	12/19/2019	3,735,344	(65,563)

Total				$(63,636)

Short position contracts:
U.S. Treasury 2 Year Note	(45)	12/31/2019	(9,697,852)	(2,877)
U.S. Treasury 5 Year Note	(113)	12/31/2019	(13,464,656)	63,518
U.S. Treasury 10 Year Note	(63)	12/19/2019	(8,209,688)	89,111
U.S. Treasury Ultra Bond	(114)	12/19/2019	(21,898,687)	482,790

Total				$632,542

Total Futures Contracts				$568,906

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Day Federal Funds	1.287%	09/15/2021	USD 3,180	$(307)	$17	$(324)
0.971%	1 Day Federal Funds	06/30/2026	1,990	34,010	11,943	22,067

TOTAL				$33,703	$11,960	$21,743

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(b)

S&P GSCI Energy 1 Month Forward Index	(0.130)%	BNP Paribas SA	04/08/2020	USD	89,190	$—
S&P GSCI Energy 1 Month Forward Index	(0.000)	Macquarie Bank Ltd.	04/16/2020		79,228	—
BAML Commodity Excess Return Strategy Index(*)	(0.000)	Merrill Lynch International	02/13/2020		111,888	11

TOTAL						$11

(*)	The components of the basket shown below.
(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAML Commodity Excess Return Strategy Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	1,000	$54,070	25.05%
Brent	Energy	1,000	57,560	17.67
Gasoil	Energy	100	58,650	5.91
Corn	Grains	5,000	19,400	5.13
Gold	Precious	100	147,290	4.74
Heating Oil	Energy	42,000	79,682	4.59
Copper	Metals	25	142,950	4.27
Gasoline RBOB	Energy	42,000	65,793	3.99
Live Cattle	Meats	40,000	44,120	3.73
Aluminum	Metals	25	43,044	3.50
Soybeans	Grains	5,000	45,300	3.25
Wheat	Grains	5,000	24,788	3.14
Natural Gas	Energy	10,000	23,300	2.89
Lean Hogs	Meats	40,000	29,040	2.31
Sugar	Softs	112,000	14,168	1.68
Feeder Cattle	Meats	50,000	70,963	1.35
Cotton	Textiles	50,000	30,415	1.19
Nickel	Metals	6	102,660	1.12
Zinc	Metals	25	60,288	1.10
Kansas Wheat	Grains	5,000	20,750	1.08
Lead	Metals	25	53,469	0.78
Coffee	Softs	37,500	37,931	0.68
Silver	Precious	5,000	84,990	0.49
Cocoa	Softs	10	24,420	0.38

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 81.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
217,356,527	2.032%	$217,356,527

TOTAL INVESTMENTS – 81.3% (Cost $217,356,527)		$217,356,527

OTHER ASSETS IN EXCESS OF LIABILITIES – 18.7%		49,929,110

NET ASSETS – 100.0%		$267,285,637

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	14,980,000	USD	3,590,174	10/02/2019	$15,164
	CAD	2,029,000	USD	1,530,468	12/18/2019	2,562
	GBP	914,000	USD	1,118,564	12/18/2019	8,899
	IDR	220,500,000,000	USD	15,250,492	12/18/2019	146,582
	INR	141,000,000	USD	1,941,277	12/18/2019	35,122
	MXN	22,650,000	USD	1,141,338	12/18/2019	6,427
	RUB	39,000,000	USD	580,948	12/18/2019	14,017
	TRY	45,080,000	USD	7,667,110	12/18/2019	275,850
	USD	23,717,906	AUD	34,859,000	12/18/2019	133,680
	USD	6,803,607	BRL	28,060,000	10/02/2019	50,217
	USD	808,137	CAD	1,062,000	12/18/2019	6,534
	USD	5,847,473	CHF	5,706,000	12/18/2019	126,003
	USD	10,778,150	CLP	7,790,000,000	12/18/2019	77,487
	USD	8,843,422	COP	30,338,000,000	12/18/2019	157,652
	USD	18,093,428	CZK	423,189,000	12/18/2019	204,886
	USD	41,576,368	EUR	37,475,000	12/18/2019	531,087
	USD	8,069,224	GBP	6,494,000	12/18/2019	65,395
	USD	15,362,078	HUF	4,568,989,000	12/18/2019	476,729
	USD	6,691,027	IDR	95,220,000,000	12/18/2019	42,004
	USD	18,544,089	JPY	1,986,949,000	12/18/2019	60,815
	USD	3,828,712	KRW	4,560,000,000	12/18/2019	17,656
	USD	443,879	MXN	8,750,000	12/18/2019	5,981
	USD	12,121,035	NOK	109,600,000	12/18/2019	58,805
	USD	10,429,857	NZD	16,420,000	12/18/2019	129,262
	USD	16,633,620	PLN	65,359,000	12/18/2019	331,995
	USD	13,900,813	SEK	134,788,600	12/18/2019	136,421
	USD	8,060,696	ZAR	121,016,000	12/18/2019	147,525

TOTAL						$3,264,757

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	11,865,000	USD	8,176,310	12/18/2019	$(148,717)
	BRL	13,080,000	USD	3,201,119	10/02/2019	(53,068)
	CAD	21,208,000	USD	16,104,035	12/18/2019	(75,291)
	CHF	4,150,000	USD	4,214,599	12/18/2019	(51,702)
	CLP	2,910,000,000	USD	4,092,801	12/18/2019	(95,506)
	COP	11,968,000,000	USD	3,552,404	12/18/2019	(125,966)
	CZK	152,060,000	USD	6,485,171	12/18/2019	(59,212)
	EUR	19,912,000	USD	22,131,829	12/18/2019	(335,380)
	GBP	25,077,000	USD	31,263,186	12/18/2019	(339,753)
	HUF	2,147,621,000	USD	7,182,422	12/18/2019	(191,518)
	IDR	53,640,000,000	USD	3,767,648	12/18/2019	(22,074)
	JPY	5,588,276,000	USD	52,908,686	12/18/2019	(924,649)
	KRW	10,500,000,000	USD	8,893,506	12/18/2019	(118,048)
	MXN	141,295,000	USD	7,167,556	12/18/2019	(96,107)
	NOK	42,100,000	USD	4,708,266	12/18/2019	(74,873)
	NZD	6,160,000	USD	3,944,108	12/18/2019	(79,816)
	PLN	28,188,000	USD	7,191,041	12/18/2019	(161,791)
	RUB	524,500,000	USD	8,149,690	12/18/2019	(148,167)
	SEK	62,967,000	USD	6,577,918	12/18/2019	(147,817)
	USD	5,123,495	BRL	21,420,000	11/04/2019	(19,129)
	USD	20,989,747	CAD	27,886,000	12/18/2019	(86,468)
	USD	36,400,146	GBP	29,743,250	12/18/2019	(281,409)
	USD	4,593,198	INR	331,000,000	12/18/2019	(46,434)
	USD	17,716,649	KRW	21,460,000,000	12/18/2019	(218,717)
	USD	1,209,935	MXN	24,151,000	12/18/2019	(13,892)
	USD	2,762,731	TRY	16,300,000	12/18/2019	(123,758)
	ZAR	75,560,000	USD	5,086,707	12/18/2019	(134,301)

TOTAL						$(4,173,563)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	28	12/27/2019	$4,142,880	$90,243
Amsterdam Exchange Index	30	10/18/2019	3,794,007	44,689
Brent Crude Oil	4	10/31/2019	237,800	(13,987)
CAC 40 10 Euro Index	58	10/18/2019	3,588,203	53,750
CBOE Volatility Index	174	10/16/2019	2,979,750	(29,961)
DAX Index	10	12/20/2019	3,381,842	52,766
DJIA CBOT E-Mini Index	30	12/20/2019	4,035,150	(37,583)
EURO STOXX 50 Index	157	12/20/2019	6,083,392	46,886
FTSE 100 Index	43	12/20/2019	3,903,704	37,130
FTSE/MIB Index	29	12/20/2019	3,487,371	58,808
LME Aluminum Base Metal	114	10/16/2019	4,866,375	(226,637)
LME Aluminum Base Metal	49	11/20/2019	2,109,144	(100,197)
LME Copper Base Metal	33	10/16/2019	4,707,656	(74,887)
LME Copper Base Metal	15	11/20/2019	2,144,250	(67,235)
LME Lead Base Metal	46	10/16/2019	2,452,088	150,779
LME Lead Base Metal	61	11/20/2019	3,261,594	93,775
LME Nickel Base Metal	35	10/16/2019	3,611,790	432,487
LME Nickel Base Metal	33	11/20/2019	3,387,780	(119,778)
LME Zinc Base Metal	64	10/16/2019	3,890,400	186,249
LME Zinc Base Metal	34	11/20/2019	2,049,775	23,395
Low Sulphur Gasoil	2	11/12/2019	116,250	(4,354)
MSCI Taiwan Index	105	10/30/2019	4,274,550	47,452
NASDAQ 100 E-Mini Index	21	12/20/2019	3,263,610	(64,278)
Nikkei 225 Index	17	12/12/2019	3,421,225	(23,683)
OMXS30 Index	177	10/18/2019	2,962,721	30,524
RBOB Gasoline	18	10/31/2019	1,188,130	(51,067)
S&P 500 E-Mini Index	302	12/20/2019	44,975,350	(386,627)
S&P/TSX 60 Index	76	12/19/2019	11,428,252	(8,580)
SGX FTSE China A50 Index	317	10/30/2019	4,308,030	(42,061)
Silver	28	12/27/2019	2,390,500	(76,422)
SPI 200 Index	86	12/19/2019	9,696,534	6,675
TOPIX Index	4	12/12/2019	587,468	(5,797)
WTI Crude Oil	4	10/22/2019	217,200	(15,350)

Total				$7,124

Short position contracts:
BIST 30 Index	(2,465)	10/31/2019	(5,754,358)	(302,660)
Coffee ‘C’	(52)	12/18/2019	(1,962,675)	(30,485)
Corn	(79)	12/13/2019	(1,527,663)	(67,604)
Cotton No. 2	(80)	12/06/2019	(2,428,800)	60,534
Feeder Cattle	(23)	11/21/2019	(1,628,975)	(101,941)
FTSE/JSE Top 40 Index	(277)	12/19/2019	(9,020,927)	379,342
Hang Seng Index	(27)	10/30/2019	(4,485,589)	52,761
HSCEI	(46)	10/30/2019	(2,996,160)	32,205
IBEX 35 Index	(3)	10/18/2019	(301,889)	(6,176)
KC HRW Wheat	(56)	12/13/2019	(1,162,700)	(2,704)
KOSPI 200 Index	(24)	12/12/2019	(1,375,162)	(40,645)
Lean Hogs	(45)	12/13/2019	(1,305,000)	(159,308)
Live Cattle	(36)	12/31/2019	(1,588,320)	(122,987)
LME Aluminum Base Metal	(114)	10/16/2019	(4,866,375)	116,475
LME Aluminum Base Metal	(140)	11/20/2019	(6,026,125)	245,982
LME Copper Base Metal	(33)	10/16/2019	(4,707,656)	(16,647)
LME Copper Base Metal	(40)	11/20/2019	(5,718,000)	80,656
LME Lead Base Metal	(46)	10/16/2019	(2,452,087)	(60,196)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Lead Base Metal	(18)	11/20/2019	$(962,438)	$(8,480)
LME Nickel Base Metal	(35)	10/16/2019	(3,611,790)	44,887
LME Nickel Base Metal	(16)	11/20/2019	(1,642,560)	52,762
LME Zinc Base Metal	(64)	10/16/2019	(3,890,400)	(274,576)
LME Zinc Base Metal	(77)	11/20/2019	(4,642,138)	(195,282)
MSCI EAFE E-Mini Index	(90)	12/20/2019	(8,542,800)	45,396
MSCI Emerging Markets E-Mini Index	(193)	12/20/2019	(9,668,335)	225,649
Natural Gas	(1)	10/29/2019	(23,280)	2,657
NY Harbor ULSD	(1)	10/31/2019	(79,850)	921
Russell 2000 E-Mini Index	(118)	12/20/2019	(8,997,500)	309,628
SET50 Index	(265)	12/27/2019	(1,879,823)	(464)
Soybean	(32)	11/14/2019	(1,446,400)	(40,106)
Sugar No. 11	(192)	02/28/2020	(2,726,707)	(144,749)
VSTOXX	(338)	10/16/2019	(607,865)	(11,704)
Wheat	(53)	12/13/2019	(1,313,075)	(59,082)

Total				$4,059

Total Futures Contracts				$11,183

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	1.000%	12/18/2020	AUD	143,980	$189,499	$114,955	$74,544
3 Month BA(c)	2.000	12/18/2020	CAD	37,110	17,487	85,925	(68,438)
6 Month LIBOR(c)	0.000	12/18/2020	CHF	115,900	928,837	49,749	879,088
6 Month EURIBOR(c)	0.000	12/18/2020	EUR	144,610	715,070	815,851	(100,781)
6 Month LIBOR(c)	1.000	12/18/2020	GBP	49,140	192,042	144,812	47,230
3 Month LIBOR(b)	1.750	12/18/2020	USD	222,480	117,107	322,523	(205,416)
0.000%(d)	6 Month EURIBOR	12/18/2021	EUR	63,390	(651,065)	(717,997)	66,932
1.000(c)	6 Month LIBOR	12/18/2021	GBP	62,280	(579,645)	(425,354)	(154,291)
3 Month LIBOR(b)	1.500	12/18/2021	USD	104,490	(119,163)	6,881	(126,044)
6 Month PRIBOR(c)	1.500	03/18/2025	CZK	291,910	(58,072)	(230,996)	172,924
6 Month BUBOR(c)	1.000	03/18/2025	HUF	5,490,340	158,285	(582,643)	740,928
1 Month TIIE(e)	6.750	03/18/2025	MXN	341,080	227,483	(795,066)	1,022,549
6 Month WIBOR(c)	1.750	03/18/2025	PLN	103,260	139,959	(395,755)	535,714
3 Month JIBAR(b)	7.000	03/18/2025	ZAR	309,510	(82,226)	(701,460)	619,234
3 Month BA(c)	2.000	12/18/2029	CAD	4,900	86,071	258	85,813
6 Month LIBOR(c)	0.000	12/18/2029	CHF	6,930	276,178	75,044	201,134
0.000(d)	6 Month EURIBOR	12/18/2029	EUR	21,150	(316,594)	(270,373)	(46,221)
1.000(c)	6 Month LIBOR	12/18/2029	GBP	20,360	(881,619)	(688,226)	(193,393)
3 Month STIBOR(b)	0.250	12/18/2029	SEK	76,500	(16,051)	(305,244)	289,193
3 Month LIBOR(b)	1.750	12/18/2029	USD	9,390	164,392	186,878	(22,486)
6 Month EURIBOR(c)	0.250	12/18/2049	EUR	14,460	105,787	(83,152)	188,939
6 Month LIBOR(c)	1.000	12/18/2049	GBP	13,940	1,420,791	1,079,515	341,276
2.000(c)	3 Month LIBOR	12/18/2049	USD	10,160	(711,391)	(837,587)	126,196

TOTAL					$1,323,162	$(3,151,462)	$4,474,624

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2019.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A rate lock forward is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified yield level on the termination date of the contract.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$601,308	$—
Asia	—	11,091,756	—
Australia and Oceania	—	705,962	—
Europe	2,295,001	58,302,485	39,827
North America	642,340,130	97,396	—
South America	—	51,711	—
Exchange Traded Funds	228,495,926	—	—
Investment Company	2,010,765,318	—	—
Securities Lending Reinvestment Vehicle	30,780,862	—	—

Total	$2,914,677,237	$70,850,618	$39,827

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,688,080	$—
Futures Contracts	8,015,158	—	—
Credit Default Swap Contracts	—	82,516	—

Total	$8,015,158	$1,770,596	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(166,905)	$—
Futures Contracts(b)	(5,454,207)	—	—
Credit Default Swap Contracts(b)	—	(6,373,328)	—
Total Return Swap Contracts(b)	—	(2,162,762)	—
Written Options Contracts	(3,780,925)	—	—

Total	$(9,235,132)	$(8,702,995)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$60,984,488	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$531,723	$—
Futures Contracts(b)	4,808,116	—	—
Credit Default Swap Contracts(b)	—	27	—
Total Return Swap Contracts(b)	—	1,356,538	—
Purchased Options Contracts	267,593	—	—

Total	$5,075,709	$1,888,288	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(191,632)	$—
Futures Contracts(b)	(5,905,479)	—	—
Credit Default Swap Contracts(b)	—	(4,885)	—
Total Return Swap Contracts(b)	—	(1,121,196)	—
Written Options Contracts	(756,276)	—	—

Total	$(6,661,755)	$(1,317,713)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$7,819,604	$—
Collateralized Mortgage Obligations	—	4,595,925	—
Commercial Mortgage-Backed Securities	—	21,437,022	—
Asset-Backed Securities	—	275,506	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	42,660,519	—	—
Exchange Traded Fund	70,266,000	—	—
Investment Company	106,105,344	—	—

Total	$219,031,863	$34,128,057	$—

Derivative Type

Assets(a)
Futures Contracts	$637,346	$—	$—
Interest Rate Swap Contracts	—	22,067	—
Total Return Swap Contracts	—	11	—

Total	$637,346	$22,078	$—

Liabilities(a)
Futures Contracts	$(68,440)	$—	$—
Interest Rate Swap Contracts	—	(324)	—

Total	$(68,440)	$(324)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$217,356,527	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,264,757	$—
Futures Contracts	3,005,463	—	—
Interest Rate Swap Contracts	—	5,391,694	—

Total	$3,005,463	$8,656,451	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(4,173,563)	$—
Futures Contracts	(2,994,280)	—	—
Interest Rate Swap Contracts	—	(917,070)	—

Total	$(2,994,280)	$(5,090,633)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a fund’s liquidity.

GOLDMAN SACHS ALTERNATIVE FUNDS

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. However the Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Funds has limited its investments in commodity index-linked structured notes. The Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds have obtained an opinion of counsel that the Funds’ income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.